UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22616

GL Beyond Income

(Exact name of registrant as specified in charter)

400 Fifth Avenue Waltham, MA 02451

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 4/30/14

Item 1.  Schedule of Investments.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	CONSUMER NOTES - 77.22% ^
	BA - 1.37%
$ 489,341	Loan 000310027TA01	11.15	1/26/2030	$ 488,982

	BS - 1.43%
507,574	Loan 000310005TA01	17.15	7/15/2023	507,570

	DENTISTRY - 2.59%
3,157	Loan 000177278LL01	7.65	4/25/2016	3,126
14,008	Loan 072959867LE01	9.15	11/1/2024	16,413
15,767	Loan 300986184LE01	9.15	11/2/2024	18,479
9,917	Loan 156888414LE01	9.15	11/9/2024	11,620
2,682	Loan 529626376LE01	9.15	11/9/2024	2,913
13,867	Loan 948478634LE01	9.15	11/17/2024	16,271
17,961	Loan 868259224LE02	9.15	12/2/2024	18,490
5,618	Loan 987550864LE01	9.15	12/2/2024	7,154
18,555	Loan 678659674LE02	9.15	12/27/2024	17,807
19,347	Loan 062570894LE02	11.15	1/1/2025	21,572
10,096	Loan 420967164LE01	9.15	5/5/2025	11,923
19,898	Loan 085073207LE02	9.15	6/1/2025	20,909
22,497	Loan 044863227LE02	9.15	10/18/2025	26,764
12,392	Loan 831836465LE01	9.15	10/23/2025	12,498
2,508	Loan 530024944LE02	11.15	11/2/2025	2,698
21,801	Loan 999475597LE02	9.15	11/2/2025	25,934
21,745	Loan 537192885LE02	11.15	11/9/2025	21,753
16,581	Loan 518057903LE02	11.15	11/22/2025	17,591
9,648	Loan 121274404LE01	9.15	12/28/2025	8,777
7,015	Loan 003979204LE01	9.15	6/1/2026	8,416
11,177	Loan 004370884LE01	9.15	6/3/2026	13,406
23,991	Loan 798169844LE02	11.15	9/1/2026	21,608
15,713	Loan 033473834LE01	9.15	10/1/2026	16,620
29,572	Loan 358391864LE02	9.15	10/13/2026	40,065
10,963	Loan 174578844LE02	11.15	11/3/2026	11,948
29,174	Loan 125175834LE02	9.15	11/8/2026	38,975
21,277	Loan 335173467LE02	9.16	11/8/2026	28,430
32,664	Loan 185879044LE02	11.15	11/9/2026	34,009
27,796	Loan 415385615LE01	9.15	11/10/2026	32,373
13,195	Loan 743205804LE01	9.15	11/11/2026	16,896
20,505	Loan 093870014LE02	11.15	11/21/2026	25,791
30,572	Loan 621771109LE02	9.15	12/20/2026	41,537
31,159	Loan 925990143LE02	11.15	12/22/2026	44,734

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	DENTISTRY - 2.85% (Continued)
$ 23,517	Loan 282954094LE02	9.15	1/1/2027	$ 30,767
24,109	Loan 440383944LE02	9.15	1/1/2027	28,888
12,260	Loan 481458309LE02	9.15	1/1/2027	11,637
17,959	Loan 711489354LE01	9.15	1/1/2027	21,701
32,919	Loan 140057254LE02	9.15	2/10/2027	44,108
6,238	Loan 620684916LE01	9.15	2/13/2027	7,548
12,258	Loan 729565124LE01	9.15	2/26/2027	14,438
31,007	Loan 604072884LE02	9.15	4/18/2027	25,544
23,262	Loan 982400789LE01	9.15	5/1/2027	28,208
24,401	Loan 000169779PL01	5.90	11/20/2027	27,312
18,952	Loan 157774084LE02	5.15	12/13/2025	22,566
				920,217
	DOCTOR OF DENTAL SURGERY - 0.05%
17,253	Loan 000173341FP01	7.88	12/27/2018	18,006

	DOCTOR OF MEDICINE - 2.38%
6,759	Loan 000188020FP01	10.97	11/14/2018	6,887
10,274	Loan 000208734FP01	9.96	11/14/2018	9,202
41,965	Loan 000211843FP01	9.05	11/21/2018	44,347
10,845	Loan 000212056FP01	8.29	12/5/2018	10,978
8,054	Loan 000184602FP01	9.61	12/12/2018	8,228
6,385	Loan 000210915FP01	14.69	12/19/2018	6,407
14,420	Loan 000207210FP01	10.76	12/27/2018	14,696
11,652	Loan 000209221FP01	13.32	12/27/2018	13,531
4,504	Loan 000211287FP01	7.68	12/27/2018	4,644
13,359	Loan 000206277FP01	9.84	1/16/2019	13,903
17,277	Loan 000209058FP01	9.20	1/16/2019	20,493
13,515	Loan 000209526FP01	15.15	1/16/2019	14,072
21,440	Loan 000206142FP01	7.68	1/23/2019	21,833
10,575	Loan 000212809FP01	11.14	1/23/2019	11,175
11,669	Loan 000197384FP01	7.52	1/30/2019	12,057
17,516	Loan 000182121FP01	8.03	2/6/2019	18,514
5,839	Loan 000209714FP01	8.23	2/6/2019	5,933
10,248	Loan 000203173FP01	13.39	2/13/2019	10,448
5,833	Loan 000212383FP01	7.48	2/13/2019	5,890
10,060	Loan 000197152FP01	14.53	2/20/2019	10,777
14,112	Loan 000211064FP01	11.61	2/20/2019	14,206
7,892	Loan 000210064FP01	7.48	2/27/2019	8,016
24,709	Loan 000211964FP01	13.24	3/6/2019	25,630
3,662	Loan 000213655FP01	10.23	3/6/2019	3,738

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF MEDICINE - 2.38% (Continued)
$ 36,593	Loan 000214073FP01	12.99	3/20/2019	$ 36,681
19,713	Loan 000206419FP01	8.15	3/27/2019	19,781
11,000	Loan 000214416FP01	15.15	4/3/2019	11,073
8,607	Loan 000185942FP01	8.09	4/10/2019	8,665
15,000	Loan 000204576FP01	8.67	5/8/2019	15,719
15,000	Loan 000211672FP01	15.15	5/21/2019	15,696
12,000	Loan 000212199FP01	13.87	6/5/2019	12,305
7,500	Loan 000205521FP01	8.68	6/12/2019	7,698
12,700	Loan 000209022FP01	15.15	6/12/2019	12,182
8,000	Loan 000187954CC01	11.22	6/27/2019	8,223
15,000	Loan 000210879FP01	15.15	7/16/2019	15,669
27,000	Loan 000182380FP01	10.24	7/30/2019	26,763
12,000	Loan 000212622FP01	9.29	8/27/2019	12,875
24,858	Loan 000174371FP01	8.68	9/13/2019	25,261
16,000	Loan 000186921FP01	8.49	9/13/2019	16,197
28,429	Loan 000171467FP01	10.15	9/27/2019	27,600
7,000	Loan 000207841FP01	8.67	11/8/2019	6,991
15,000	Loan 000205591FP01	8.46	11/14/2019	13,423
5,800	Loan 000209830FP01	12.22	12/12/2019	6,022
30,000	Loan 000185833FP01	15.15	12/19/2019	29,422
25,000	Loan 000195457FP01	15.15	12/19/2019	25,328
9,000	Loan 000181620FP01	11.83	12/27/2019	9,178
7,000	Loan 000183794FP01	11.22	1/23/2020	7,293
18,000	Loan 000168856FP01	6.43	1/30/2020	17,453
2,500	Loan 000211600FP01	11.98	1/30/2020	2,590
43,209	Loan 000183282FP01	15.15	2/6/2020	44,849
15,000	Loan 000201097FP01	15.15	2/13/2020	15,350
15,000	Loan 000205170FP01	15.15	2/13/2020	15,765
11,000	Loan 000210432FP01	15.15	2/20/2020	12,399
15,000	Loan 000212815FP01	15.15	2/20/2020	19,916
9,000	Loan 000198928FP01	15.15	2/27/2020	9,766
12,000	Loan 000209610FP01	12.23	4/17/2020	12,079
10,000	Loan 000212964FP01	15.07	4/17/2020	10,066
				845,883
	DOCTOR OF OSTEOPATHIC MEDICINE - 1.45%
7,400	Loan 000204619FP01	15.15	11/14/2018	7,617
15,445	Loan 000186375FP01	11.24	11/21/2018	16,520
11,429	Loan 000180809FP01	13.01	12/5/2018	11,665
14,189	Loan 000206846FP01	8.28	12/5/2018	14,581
14,243	Loan 000208374FP01	10.85	12/5/2018	14,936

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF OSTEOPATHIC MEDICINE - 1.45% (Continued)
$ 11,838	Loan 000209022FP01	9.24	12/12/2018	$ 12,298
13,915	Loan 000196069FP01	9.28	1/23/2019	14,232
11,526	Loan 000206279FP01	10.22	1/23/2019	11,784
14,389	Loan 000207978FP01	8.90	1/23/2019	14,911
10,426	Loan 000209189FP01	10.43	1/30/2019	11,005
23,025	Loan 000190314FP01	12.79	2/13/2019	23,443
14,583	Loan 000183888FP01	7.49	2/20/2019	15,631
8,164	Loan 000196122FP01	15.15	3/6/2019	8,451
14,814	Loan 000214073FP01	9.45	3/20/2019	15,374
20,000	Loan 000193536FP01	15.15	5/8/2019	20,974
15,000	Loan 000195084FP01	9.57	5/21/2019	15,370
30,000	Loan 000185441FP01	11.86	8/13/2019	32,132
13,000	Loan 000208090FP01	8.48	8/13/2019	13,449
28,000	Loan 000192440FP01	12.80	9/13/2019	23,611
15,000	Loan 000207916FP01	9.09	9/13/2019	14,903
7,600	Loan 000167074FP01	15.15	10/17/2019	7,650
15,000	Loan 000189273FP01	9.49	10/17/2019	15,099
13,600	Loan 000177433FP01	8.08	11/21/2019	13,756
25,000	Loan 000180413FP01	14.97	12/5/2019	31,967
15,000	Loan 000211845FP01	12.97	12/19/2019	16,157
8,000	Loan 000208298FP01	10.58	1/9/2020	8,248
10,000	Loan 000193770FP01	15.15	2/27/2020	10,345
35,000	Loan 000200351FP01	9.49	2/27/2020	36,315
10,000	Loan 000177800FP01	15.15	4/3/2020	10,067
7,000	Loan 000207778FP01	12.98	4/10/2020	7,047
21,000	Loan 000195464FP01	13.01	4/17/2020	21,139
18,000	Loan 000169511FP01	10.29	4/24/2020	18,119
7,700	Loan 000181382FP01	9.49	4/24/2020	7,751
				516,547
	DOCTOR OF VETERINARY MEDICINE - 0.04%
15,000	Loan 000167098FP01	6.99	4/17/2019	15,099

	JURIS DOCTORATE - 3.64%
14,438	Loan 000213154BD01	5.15	2/6/2018	14,681
2,936	Loan 000213062BD01	5.15	2/13/2018	2,975
2,818	Loan 000213316BD01	15.15	2/13/2018	2,862
14,433	Loan 000213270BD01	5.15	2/20/2018	14,575
5,896	Loan 000213293BD01	11.15	2/27/2018	5,705
14,701	Loan 000213145BD01	11.15	3/6/2018	15,256
3,688	Loan 000213522BD01	15.15	3/13/2018	3,747

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE - 3.64% (Continued)
$ 14,762	Loan 000214174BD01	11.15	3/20/2018	$ 15,739
3,450	Loan 000214277BD01	15.15	3/20/2018	3,527
2,000	Loan 000213607BD01	5.15	3/27/2018	1,996
3,485	Loan 000214422BD01	14.15	3/27/2018	3,528
10,000	Loan 000213734BD01	11.15	4/3/2018	10,091
9,500	Loan 000214378BD01	14.15	4/3/2018	9,587
7,500	Loan 000214643BD01	15.15	4/3/2018	7,568
5,500	Loan 000215109BD01	15.15	4/3/2018	5,550
6,000	Loan 000214224BD01	7.15	4/10/2018	6,054
6,657	Loan 000215060BD01	15.15	4/10/2018	6,719
3,000	Loan 000215209BD01	15.15	4/10/2018	3,028
15,000	Loan 000214944BD01	13.15	4/17/2018	15,135
10,000	Loan 000215176BD01	13.15	4/17/2018	10,090
6,500	Loan 000213554BD01	14.15	4/24/2018	6,559
3,200	Loan 000215146BD01	15.15	4/24/2018	3,229
3,450	Loan 000208005BD01	6.15	11/1/2018	3,481
6,500	Loan 000212975BD01	8.15	11/1/2018	6,948
6,000	Loan 000213048BD01	16.15	11/1/2018	5,958
5,000	Loan 000213050BD01	17.15	11/1/2018	4,722
14,000	Loan 000213063BD01	6.15	11/1/2018	14,042
5,500	Loan 000213070BD01	17.15	11/1/2018	5,642
4,350	Loan 000213073BD01	13.15	11/1/2018	4,391
12,000	Loan 000213079BD01	6.15	11/1/2018	13,202
5,103	Loan 000213081BD01	17.15	11/1/2018	5,170
5,500	Loan 000213084BD01	17.15	11/1/2018	5,584
3,500	Loan 000213090BD01	14.15	11/1/2018	3,596
15,000	Loan 000213097BD01	7.15	11/1/2018	15,107
10,000	Loan 000213094BD01	7.15	11/1/2018	10,228
10,000	Loan 000213103BD01	8.15	11/1/2018	10,424
5,500	Loan 000213118BD01	17.15	11/1/2018	5,663
5,300	Loan 000213119BD01	8.15	11/1/2018	5,248
2,715	Loan 000213163BD01	8.15	11/1/2018	2,776
3,800	Loan 000213165BD01	16.15	11/1/2018	3,834
3,735	Loan 000213181BD01	17.15	11/1/2018	3,850
6,500	Loan 000213185BD01	17.15	11/1/2018	6,427
6,500	Loan 000213235BD01	9.15	11/1/2018	6,559
8,400	Loan 000213255BD01	13.15	11/1/2018	8,477
5,000	Loan 000213260BD01	17.15	11/1/2018	5,050
7,500	Loan 000213286BD01	16.15	11/1/2018	7,521
15,000	Loan 000213289BD01	16.15	11/1/2018	15,649

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE - 3.64% (Continued)
$ 8,000	Loan 000213302BD01	6.15	11/1/2018	$ 8,111
5,500	Loan 000213315BD01	17.15	11/1/2018	5,662
4,000	Loan 000213321BD01	17.15	11/1/2018	3,992
7,500	Loan 000213323BD01	16.15	11/1/2018	7,568
12,000	Loan 000213341BD01	15.15	11/1/2018	12,108
5,500	Loan 000213343BD01	17.15	11/1/2018	5,550
5,500	Loan 000213345BD01	17.15	11/1/2018	5,428
2,000	Loan 000213353BD01	13.15	11/1/2018	2,029
6,500	Loan 000213361BD01	16.15	11/1/2018	6,477
4,000	Loan 000213373BD01	17.15	11/1/2018	4,036
7,500	Loan 000213382BD01	7.15	11/1/2018	7,568
8,000	Loan 000213398BD01	6.15	11/1/2018	8,176
5,000	Loan 000213423BD01	16.15	11/1/2018	5,128
5,000	Loan 000213425BD01	13.15	11/1/2018	4,851
5,000	Loan 000213432BD01	17.15	11/1/2018	5,086
5,000	Loan 000213465BD01	17.15	11/1/2018	5,111
6,500	Loan 000213468BD01	16.15	11/1/2018	6,747
5,500	Loan 000213469BD01	17.15	11/1/2018	5,590
3,600	Loan 000213470BD01	16.15	11/1/2018	3,633
15,000	Loan 000213486BD01	6.15	11/1/2018	15,188
15,000	Loan 000213487BD01	8.15	11/1/2018	15,095
15,000	Loan 000213154BD01	13.15	11/1/2018	15,453
7,500	Loan 000213516BD01	17.15	11/1/2018	7,521
15,000	Loan 000213524BD01	13.15	11/1/2018	15,137
15,000	Loan 000213530BD01	13.15	11/1/2018	16,104
7,500	Loan 000213539BD01	16.15	11/1/2018	7,590
5,500	Loan 000213548BD01	17.15	11/1/2018	5,310
10,000	Loan 000213584BD01	15.15	11/1/2018	9,785
5,000	Loan 000213585BD01	16.15	11/1/2018	4,677
15,000	Loan 000213643BD01	7.15	11/1/2018	15,314
5,500	Loan 000213654BD01	17.15	11/1/2018	5,276
7,000	Loan 000213684BD01	6.15	11/1/2018	7,063
3,500	Loan 000213759BD01	17.15	11/1/2018	3,556
7,500	Loan 000213760DB01	17.15	11/1/2018	7,628
4,000	Loan 000213764BD01	16.15	11/1/2018	4,036
5,500	Loan 000213765BD01	17.15	11/1/2018	5,646
5,500	Loan 000213769BD01	17.15	11/1/2018	5,663
5,000	Loan 000213783BD01	7.15	11/1/2018	5,045
10,000	Loan 000213803BD01	13.15	11/1/2018	10,472
6,500	Loan 000213815BD01	16.15	11/1/2018	6,736

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE - 3.64% (Continued)
$ 8,500	Loan 000213852BD01	16.15	11/1/2018	$ 8,577
6,500	Loan 000213890BD01	17.15	11/1/2018	6,619
5,500	Loan 000213921BD01	17.15	11/1/2018	5,552
7,500	Loan 000214026BD01	17.15	11/1/2018	7,537
6,200	Loan 000214037BD01	13.15	11/1/2018	6,244
7,000	Loan 000214054BD01	14.15	11/1/2018	7,094
9,000	Loan 000214078BD01	13.15	11/1/2018	9,081
5,500	Loan 000214095BD01	17.15	11/1/2018	5,550
10,000	Loan 000214112BD01	16.15	11/1/2018	10,090
8,590	Loan 000214130BD01	15.15	11/1/2018	9,085
6,500	Loan 000214133BD01	17.15	11/1/2018	6,511
15,000	Loan 000214135BD01	6.15	11/1/2018	15,691
5,500	Loan 000214136BD01	17.15	11/1/2018	5,532
6,500	Loan 000214145BD01	17.15	11/1/2018	6,569
9,000	Loan 000214146BD01	6.15	11/1/2018	9,081
6,500	Loan 000214148BD01	17.15	11/1/2018	6,560
5,000	Loan 000214135BD01	17.15	11/1/2018	4,206
6,000	Loan 000214168BD01	17.15	11/1/2018	6,092
5,000	Loan 000214712BD01	7.15	11/1/2018	5,045
5,500	Loan 000214205BD01	17.15	11/1/2018	5,550
6,500	Loan 000214221BD01	17.15	11/1/2018	6,589
5,500	Loan 000214229BD01	17.15	11/1/2018	5,677
7,500	Loan 000214258BD01	17.15	11/1/2018	7,628
9,000	Loan 000214268BD01	6.15	11/1/2018	9,082
5,500	Loan 000214269BD01	17.15	11/1/2018	5,578
6,500	Loan 000214280BD01	17.15	11/1/2018	6,551
6,500	Loan 000214284BD01	16.15	11/1/2018	6,559
15,000	Loan 000214328BD01	6.15	11/1/2018	15,136
3,000	Loan 000214353BD01	17.15	11/1/2018	3,027
5,500	Loan 000214363BD01	17.15	11/1/2018	5,550
6,500	Loan 000214366BD01	16.15	11/1/2018	6,559
5,500	Loan 000214370BD01	17.15	11/1/2018	5,573
4,500	Loan 000214372BD01	17.15	11/1/2018	4,538
3,000	Loan 000214393BD01	8.15	11/1/2018	3,030
3,193	Loan 000214428BD01	17.15	11/1/2018	3,233
15,000	Loan 000214483BD01	15.15	11/1/2018	15,136
7,500	Loan 000214510BD01	17.15	11/1/2018	7,553
10,000	Loan 000214954BD01	13.15	11/1/2018	10,173
12,000	Loan 000214551BD01	16.15	11/1/2018	12,108
5,500	Loan 000214577BD01	17.15	11/1/2018	5,550

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE - 3.64% (Continued)
$ 10,200	Loan 000214578BD01	13.15	11/1/2018	$ 9,714
10,000	Loan 000214580BD01	6.15	11/1/2018	10,120
10,500	Loan 000214587BD01	13.15	11/1/2018	11,001
6,500	Loan 000214597BD01	16.15	11/1/2018	6,559
6,500	Loan 000214633BD01	17.15	11/1/2018	6,558
15,000	Loan 000214642BD01	6.15	11/1/2018	15,135
5,500	Loan 000214663BD01	17.15	11/1/2018	5,550
3,500	Loan 000214665BD01	17.15	11/1/2018	3,532
5,500	Loan 000214672BD01	17.15	11/1/2018	5,550
10,000	Loan 000214779BD01	13.15	11/1/2018	10,090
4,300	Loan 000214790BD01	17.15	11/1/2018	4,339
6,500	Loan 000214911BD01	17.15	11/1/2018	6,559
2,872	Loan 000214917BD01	14.15	11/1/2018	2,899
7,500	Loan 000214928BD01	17.15	11/1/2018	7,567
5,500	Loan 000214954BD01	17.15	11/1/2018	5,553
6,500	Loan 000214983BD01	17.15	11/1/2018	6,559
6,500	Loan 000215001BD01	16.15	11/1/2018	6,559
6,500	Loan 000215015BD01	16.15	11/1/2018	6,559
2,368	Loan 000215039BD01	17.15	11/1/2018	2,390
6,000	Loan 000215070BD01	17.15	11/1/2018	6,055
6,500	Loan 000215114BD01	17.15	11/1/2018	6,559
15,000	Loan 000215116BD01	7.15	11/1/2018	15,135
15,000	Loan 000215127BD01	16.15	11/1/2018	15,134
5,000	Loan 000215136BD01	6.15	11/1/2018	5,046
5,000	Loan 000215280BD01	17.15	11/1/2018	5,045
4,000	Loan 000215347BD01	17.15	11/1/2018	4,036
6,500	Loan 000215386BD01	16.15	11/1/2018	6,559
7,500	Loan 000215399BD01	17.15	11/1/2018	7,568
6,000	Loan 000215409BD01	17.15	11/1/2018	6,054
6,500	Loan 000215414BD01	17.15	11/1/2018	6,559
6,500	Loan 000215417BD01	16.15	11/1/2018	6,559
4,500	Loan 000215484BD01	16.15	11/1/2018	4,541
7,500	Loan 000215495BD01	17.15	11/1/2018	7,568
5,500	Loan 000215502BD01	17.15	11/1/2018	5,550
5,500	Loan 000215546BD01	17.15	11/1/2018	5,550
5,500	Loan 000215570BD01	17.15	11/1/2018	5,550
5,500	Loan 000215580BD01	17.15	11/1/2018	5,550
7,500	Loan 000215601BD01	17.15	11/1/2018	7,567
7,500	Loan 000215609BD01	17.15	11/1/2018	7,568
10,000	Loan 000215610BD01	9.15	11/1/2018	10,090

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	JURIS DOCTORATE - 3.64% (Continued)
$ 3,554	Loan 000215619BD01	17.15	11/1/2018	$ 3,585
10,000	Loan 000215625BD01	7.15	11/1/2018	10,090
13,000	Loan 000215632BD01	13.15	11/1/2018	13,117
4,000	Loan 000215663BD01	17.15	11/1/2018	4,036
2,367	Loan 000215673BD01	17.15	11/1/2018	2,390
5,100	Loan 000215745BD01	16.15	11/1/2018	5,146
9,000	Loan 000215791BD01	16.15	11/1/2018	9,081
5,500	Loan 000215833BD01	17.15	11/1/2018	5,550
7,740	Loan 000215877BD01	6.15	11/1/2018	7,810
7,420	Loan 000215976BD01	16.15	11/1/2018	7,487
5,000	Loan 000216330BD01	7.15	11/1/2018	5,045
				1,295,951
	LAW - 20.10%
608	Loan 224852887GB01	18.23	8/23/2014	612
2,771	Loan 007085434GB01*	18.23	11/1/2014	-
850	Loan 015476605GB01	18.23	11/1/2014	849
973	Loan 017589275GB01	10.23	11/1/2014	987
1,853	Loan 018745600GB01	18.23	11/1/2014	1,754
3,932	Loan 019011000GB01*	18.23	11/1/2014	-
1,795	Loan 019160800GB01	18.23	11/1/2014	1,803
3,508	Loan 019164500GB01*	18.23	11/1/2014	-
1,236	Loan 019308300GB01	18.23	11/1/2014	1,240
3,713	Loan 019319600GB01*	18.23	11/1/2014	-
971	Loan 055279824GB01	18.23	11/1/2014	974
2,535	Loan 120831556GB01	18.23	11/1/2014	2,542
1,014	Loan 129698653GB01	18.23	11/1/2014	1,014
3,773	Loan 152877614GB01*	18.23	11/1/2014	-
951	Loan 153577235GB01	18.23	11/1/2014	921
2,067	Loan 162367085GB01	18.23	11/1/2014	2,012
1,287	Loan 166889943GB01	14.23	11/1/2014	846
1,129	Loan 194564667GB01	18.23	11/1/2014	1,103
1,583	Loan 198124604GB01	18.23	11/1/2014	1,583
3,227	Loan 224279457GB01	18.23	11/1/2014	3,159
1,161	Loan 241466988GB01	17.23	11/1/2014	1,163
1,180	Loan 253650497GB01	18.23	11/1/2014	1,035
4,373	Loan 270330126GB01	18.23	11/1/2014	4,339
1,085	Loan 272646697GB01	8.73	11/1/2014	1,051
841	Loan 280182754GB01	18.23	11/1/2014	844
1,023	Loan 288685003GB01	18.23	11/1/2014	1,021

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 1,098	Loan 299050705GB01	18.23	11/1/2014	$ 1,101
795	Loan 313908199GB01	18.24	11/1/2014	801
1,700	Loan 320450775GB01	18.23	11/1/2014	1,632
3,203	Loan 332143894GB01	17.23	11/1/2014	3,195
2,644	Loan 335660519GB01	18.23	11/1/2014	402
2,220	Loan 341115397GB01	18.23	11/1/2014	2,212
5,500	Loan 359989203GB01	18.23	11/1/2014	4,669
1,092	Loan 376182695GB01	16.23	11/1/2014	1,095
2,631	Loan 387287865GB01	18.23	11/1/2014	2,621
3,224	Loan 396284513GB01	18.23	11/1/2014	3,196
3,618	Loan 420747645GB01*	18.23	11/1/2014	-
1,438	Loan 434572067GB01	18.23	11/1/2014	1,427
1,142	Loan 438861857GB01	18.23	11/1/2014	1,106
942	Loan 461522747GB01	18.23	11/1/2014	942
1,198	Loan 511538604GB01	18.23	11/1/2014	1,200
870	Loan 532606934GB01	18.23	11/1/2014	871
1,700	Loan 541101084GB01	18.23	11/1/2014	1,683
1,032	Loan 556661017GB01	16.23	11/1/2014	1,035
1,222	Loan 559108766GB01	17.23	11/1/2014	1,221
2,902	Loan 583845035GB01*	18.23	11/1/2014	-
1,491	Loan 585878543GB01	18.23	11/1/2014	1,298
1,459	Loan 591220554GB01	18.23	11/1/2014	939
1,252	Loan 614356227GB01	18.23	11/1/2014	1,245
2,267	Loan 615954037GB01*	18.23	11/1/2014	-
807	Loan 620342255GB01	18.23	11/1/2014	809
1,360	Loan 631352149GB01	14.23	11/1/2014	909
2,515	Loan 652346015GB01	18.23	11/1/2014	2,444
1,899	Loan 664058807GB01	18.23	11/1/2014	627
2,138	Loan 666069267GB01	18.23	11/1/2014	2,139
1,255	Loan 669223306GB01	18.23	11/1/2014	1,256
174	Loan 682531455GB01	18.23	11/1/2014	172
1,249	Loan 696409924GB01	18.23	11/1/2014	1,238
3,962	Loan 700300375GB01*	18.23	11/1/2014	-
893	Loan 701943494GB01	18.23	11/1/2014	898
2,795	Loan 723380369GB01*	18.23	11/1/2014	-
1,266	Loan 734006944GB01	18.23	11/1/2014	1,263
2,834	Loan 737470583GB01	18.23	11/1/2014	2,716
2,374	Loan 740514526GB01	18.23	11/1/2014	2,351
1,745	Loan 741524367GB01	18.23	11/1/2014	1,749

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 2,056	Loan 742030085GB01	18.23	11/1/2014	$ 1,799
1,966	Loan 745874694GB01	18.23	11/1/2014	1,939
1,392	Loan 750532979GB01	18.23	11/1/2014	1,362
1,643	Loan 752846388GB01	18.23	11/1/2014	1,645
1,028	Loan 752874999GB01	18.23	11/1/2014	1,032
7,099	Loan 755384743GB01*	18.23	11/1/2014	-
1,137	Loan 765543247GB01	18.23	11/1/2014	1,105
1,166	Loan 766495005GB01	18.23	11/1/2014	1,171
1,842	Loan 768482287GB01	18.23	11/1/2014	1,832
42	Loan 771014799GB01	18.23	11/1/2014	42
1,075	Loan 771759125GB01	18.23	11/1/2014	1,073
2,483	Loan 781234865GB01*	18.23	11/1/2014	-
853	Loan 802401184GB01	18.23	11/1/2014	833
594	Loan 803681359GB01	8.48	11/1/2014	594
2,853	Loan 813807179GB01*	18.23	11/1/2014	-
1,601	Loan 826792573GB01	18.23	11/1/2014	1,061
2,875	Loan 840844815GB01	18.23	11/1/2014	2,816
1,368	Loan 852345336GB01	17.23	11/1/2014	1,357
1,489	Loan 858691763GB01	18.23	11/1/2014	1,478
1,181	Loan 870349958GB01	18.23	11/1/2014	1,151
2,979	Loan 902518106GB01*	18.23	11/1/2014	-
2,379	Loan 920456105GB01*	18.23	11/1/2014	-
837	Loan 932302369GB01	17.23	11/1/2014	838
2,450	Loan 940360174GB01	16.23	11/1/2014	2,446
2,941	Loan 951674356GB01*	18.23	11/1/2014	-
3,272	Loan 952062709GB01*	18.23	11/1/2014	-
2,025	Loan 965208684GB01	18.23	11/1/2014	1,320
1,913	Loan 971085154GB01	18.23	11/1/2014	1,628
1,776	Loan 973656067GB01	18.23	11/1/2014	1,175
1,381	Loan 991855535GB01	18.23	11/1/2014	1,347
971	Loan 000185115BA01	19.23	12/15/2014	959
1,402	Loan 000185279BA01	17.23	12/22/2014	1,418
867	Loan 000185684BA01	14.23	12/22/2014	863
13,635	Loan 000182758BC01	17.15	11/1/2016	12,928
6,196	Loan 000186221BC01	9.15	11/1/2016	6,284
3,219	Loan 000189658BC01	17.15	11/1/2016	3,087
3,404	Loan 000200632BB01	17.15	11/1/2016	3,467
7,279	Loan 000200633BB01	17.15	11/1/2016	7,177
3,365	Loan 000200713BC01	17.15	11/1/2016	2,882
6,876	Loan 000200792BB01	17.15	11/1/2016	6,719

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 14,182	Loan 000200857BC01	14.15	11/1/2016	$ 14,423
13,701	Loan 000201082BC01	17.15	11/1/2016	16,071
9,414	Loan 000201159BC01	14.15	11/1/2016	9,496
11,771	Loan 000201265BB01	9.15	11/1/2016	10,940
3,919	Loan 000201280BB01	14.15	11/1/2016	3,931
14,412	Loan 000201411BC01	17.15	11/1/2016	14,487
10,164	Loan 000201422BC01	16.15	11/1/2016	10,198
16,883	Loan 000201524BC01	17.15	11/1/2016	17,166
6,734	Loan 000201625BC01	17.15	11/1/2016	7,095
4,400	Loan 000201635BC01	17.15	11/1/2016	4,648
7,686	Loan 000201413BA01	7.15	11/1/2016	7,968
642	Loan 000201655BC01	17.15	11/1/2016	660
3,947	Loan 000201657BC01	17.15	11/1/2016	3,982
8,191	Loan 000201812BC01	17.15	11/1/2016	8,242
3,670	Loan 000201817BB01	9.15	11/1/2016	3,631
14,586	Loan 000201929BB01	17.15	11/1/2016	14,362
2,479	Loan 000202704BB01	17.15	11/1/2016	2,523
13,578	Loan 000206889BB01	7.15	11/1/2016	13,884
14,245	Loan 000202122BC01	17.15	11/1/2016	14,598
2,253	Loan 000202171BC01	16.15	11/1/2016	1,831
5,093	Loan 000202182BC01	17.16	11/1/2016	5,144
16,860	Loan 000202365BC01	17.15	11/1/2016	15,249
16,782	Loan 000202461BC01	17.15	11/1/2016	16,431
7,450	Loan 000202509BC01	17.15	11/1/2016	7,591
16,320	Loan 000202525BC01	17.15	11/1/2016	16,109
13,147	Loan 000202533BC01	17.15	11/1/2016	12,344
5,256	Loan 000202632BC01	17.15	11/1/2016	5,343
5,425	Loan 000202677BC01	17.15	11/1/2016	4,659
9,052	Loan 000202681BA01	7.15	11/1/2016	9,227
11,196	Loan 000202697BB01	17.15	11/1/2016	11,032
11,196	Loan 000202704BB01	17.15	11/1/2016	11,053
4,967	Loan 000202813BB01	17.15	11/1/2016	4,969
16,883	Loan 000202906BC01	17.15	11/1/2016	11,731
5,721	Loan 000202962BC01	17.15	11/1/2016	5,155
8,276	Loan 000202974BC01	17.15	11/1/2016	5,683
3,257	Loan 000202979BB01	17.15	11/1/2016	3,272
3,875	Loan 000203004BB01	17.15	11/1/2016	3,794
9,686	Loan 000203013BC01	17.15	11/1/2016	9,753
5,816	Loan 000203029BC01	17.15	11/1/2016	5,818

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 9,657	Loan 000203070BC01	17.15	11/1/2016	$ 9,736
4,765	Loan 000203152BC01	14.15	11/1/2016	4,736
2,952	Loan 000203153BC01	17.16	11/1/2016	3,018
6,161	Loan 000203220BC01	17.15	11/1/2016	6,060
5,441	Loan 000203307BB01	14.15	11/1/2016	5,320
10,178	Loan 000203349BC01	17.15	11/1/2016	6,853
2,144	Loan 000203352BC01	17.15	11/1/2016	2,135
8,316	Loan 000203358BC01	17.15	11/1/2016	8,431
14,192	Loan 000203377BC01	17.15	11/1/2016	14,357
6,172	Loan 000203385BC01	17.15	11/1/2016	5,980
2,820	Loan 000203447BC01	17.15	11/1/2016	2,692
9,677	Loan 000203556BA01	17.15	11/1/2016	9,775
8,320	Loan 000203577BC01	17.15	11/1/2016	8,532
10,086	Loan 000203578BC01	17.15	11/1/2016	10,256
3,572	Loan 000203581BC01	17.15	11/1/2016	3,591
14,452	Loan 000203589BB01	17.15	11/1/2016	14,976
14,501	Loan 000203602BB01	6.00	11/1/2016	14,167
3,847	Loan 000203653BC01	17.15	11/1/2016	3,969
8,171	Loan 000203695BB01	16.15	11/1/2016	8,003
8,746	Loan 000203713BB01	17.15	11/1/2016	8,843
7,718	Loan 000203730BA01	17.15	11/1/2016	7,746
7,182	Loan 000203740BC07	17.15	11/1/2016	7,302
16,775	Loan 000203750BB01	17.15	11/1/2016	16,410
9,582	Loan 000203752BC01	17.15	11/1/2016	9,419
6,156	Loan 000203776BC01	17.15	11/1/2016	6,183
17,038	Loan 000203828BC01	17.16	11/1/2016	16,535
11,246	Loan 000203842BB01	17.15	11/1/2016	11,213
3,473	Loan 000203921BC01	17.15	11/1/2016	3,034
3,043	Loan 000203987BC01	17.15	11/1/2016	2,644
4,026	Loan 000203990BC01	17.15	11/1/2016	3,653
14,618	Loan 000203993BB01	9.15	11/1/2016	14,344
17,275	Loan 000203996BB01	17.15	11/1/2016	16,550
7,376	Loan 000203998BB01	17.15	11/1/2016	5,097
6,657	Loan 000204005BC01	17.15	11/1/2016	6,653
1,835	Loan 000204011BB01	17.15	11/1/2016	1,823
16,953	Loan 000204028BC01	17.15	11/1/2016	14,925
8,455	Loan 000204039BA01	17.15	11/1/2016	6,908
5,908	Loan 000204069BA01	16.15	11/1/2016	5,903
5,183	Loan 000204088BC01	17.15	11/1/2016	5,169
2,747	Loan 000204112BC01	17.16	11/1/2016	2,718

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 6,838	Loan 000204199BC01	17.15	11/1/2016	$ 6,058
6,298	Loan 000204838BA01	17.15	11/1/2016	6,303
5,442	Loan 000204241BC01	9.15	11/1/2016	5,486
3,840	Loan 000204245BC01	17.15	11/1/2016	3,946
13,717	Loan 000204263BC01	9.15	11/1/2016	12,156
10,285	Loan 000204286BC01	17.15	11/1/2016	10,116
4,598	Loan 000204291BC01	17.15	11/1/2016	4,556
5,163	Loan 000204322BC01	17.15	11/1/2016	5,132
2,953	Loan 000204330BC01	16.15	11/1/2016	2,835
5,320	Loan 000204344BC01	17.15	11/1/2016	5,020
5,148	Loan 000204358BB01	17.15	11/1/2016	5,161
1,854	Loan 000204368BB01	17.15	11/1/2016	1,835
7,170	Loan 000204382BC01	17.15	11/1/2016	7,140
3,176	Loan 000204413BB01	7.15	11/1/2016	3,178
11,528	Loan 000204420BA01	16.15	11/1/2016	9,911
2,692	Loan 000204434BC01	17.15	11/1/2016	2,690
10,374	Loan 000204435BB01	17.15	11/1/2016	10,188
8,710	Loan 000204838BA01	17.15	11/1/2016	8,741
9,446	Loan 000204495BB01	14.15	11/1/2016	9,301
2,443	Loan 000204504BC01	17.15	11/1/2016	2,424
14,933	Loan 000204510BB01	17.15	11/1/2016	14,987
17,407	Loan 000204631BC01	17.15	11/1/2016	17,292
3,171	Loan 000204721BB01	17.15	11/1/2016	3,158
3,365	Loan 000204733BA01	16.15	11/1/2016	3,391
5,248	Loan 000204752BC01	17.15	11/1/2016	5,271
14,866	Loan 000204768BB01	17.15	11/1/2016	14,919
4,516	Loan 000204789BC01	17.15	11/1/2016	4,563
8,580	Loan 000204792BC01	17.15	11/1/2016	8,644
4,724	Loan 000204793BC01	17.15	11/1/2016	4,624
10,829	Loan 000204812BC01*	17.15	11/1/2016	-
7,291	Loan 000204825BB01	17.15	11/1/2016	7,296
4,165	Loan 000204827BB01	17.15	11/1/2016	4,166
4,884	Loan 000204883BC01	17.15	11/1/2016	4,954
9,961	Loan 000204894BC01	17.15	11/1/2016	10,029
10,138	Loan 000204968BB01	17.15	11/1/2016	10,485
4,813	Loan 000205026BB01	17.15	11/1/2016	4,624
9,888	Loan 000205039BB01	17.15	11/1/2016	10,104
2,427	Loan 000205125BC01	17.15	11/1/2016	2,414
2,874	Loan 000205128BC01	17.15	11/1/2016	2,823
2,718	Loan 000205139BC01	16.15	11/1/2016	2,738

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 9,496	Loan 000205147BC01	17.15	11/1/2016	$ 9,397
2,303	Loan 000205148BB01	17.15	11/1/2016	2,297
9,718	Loan 000205149BB01	17.15	11/1/2016	9,739
1,956	Loan 000205176BC01	14.15	11/1/2016	1,949
3,419	Loan 000205182BB01	17.15	11/1/2016	2,997
4,709	Loan 000205223BC01	17.15	11/1/2016	4,618
16,724	Loan 000205232BB01	17.15	11/1/2016	9,174
4,624	Loan 000205263BC01	17.15	11/1/2016	4,113
3,558	Loan 000205271BC01	17.15	11/1/2016	3,183
3,603	Loan 000205287BC01	14.15	11/1/2016	3,548
10,792	Loan 000205308BB01	14.15	11/1/2016	10,769
5,741	Loan 000205345BC01	17.15	11/1/2016	5,874
3,682	Loan 000205366BB01	14.15	11/1/2016	3,654
4,587	Loan 000205377BC01	9.15	11/1/2016	4,701
7,227	Loan 000205378BC01	17.15	11/1/2016	7,254
7,710	Loan 000205393BB01	17.15	11/1/2016	7,774
5,849	Loan 000205472BB01	17.15	11/1/2016	5,879
10,375	Loan 000205499BC01	17.15	11/1/2016	6,589
16,904	Loan 000205509BC01	17.15	11/1/2016	16,580
17,264	Loan 000205510BB01	17.15	11/1/2016	16,582
10,317	Loan 000205550BC01	17.15	11/1/2016	10,462
14,297	Loan 000205562BC01	17.15	11/1/2016	13,077
11,211	Loan 000205592BB01	17.15	11/1/2016	11,104
3,078	Loan 000205594BC01	17.15	11/1/2016	3,087
9,565	Loan 000205606BB01	14.15	11/1/2016	9,408
5,798	Loan 000205607BC01	17.15	11/1/2016	5,864
12,157	Loan 000205614BB01	17.15	11/1/2016	12,238
4,034	Loan 000205630BC01	16.15	11/1/2016	4,062
7,560	Loan 000205672BA01	17.15	11/1/2016	6,833
10,821	Loan 000205695BB01	16.15	11/1/2016	767
3,548	Loan 000205718BC01	17.15	11/1/2016	3,575
4,409	Loan 000205727BC01	17.15	11/1/2016	4,466
3,324	Loan 000205788BC01	14.15	11/1/2016	3,219
10,026	Loan 000205800BC01	17.15	11/1/2016	10,271
14,535	Loan 000205811BC01	17.15	11/1/2016	14,924
1,924	Loan 000203954BC01	17.15	11/1/2016	1,961
32	Loan 000206659BC01	9.15	11/1/2016	32
9,340	Loan 000205825BC01	17.15	11/1/2016	9,525
15,781	Loan 000205836BC01	17.15	11/1/2016	14,367
5,025	Loan 000205839BC01	7.15	11/1/2016	5,438

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 15,989	Loan 000205842BB01	17.15	11/1/2016	$ 1,240
3,305	Loan 000205874BC01	17.15	11/1/2016	3,336
3,708	Loan 000205887BC01	17.15	11/1/2016	3,660
17,410	Loan 000205895BB01	17.15	11/1/2016	17,307
4,709	Loan 000205984BC01	14.15	11/1/2016	4,702
10,754	Loan 000205988BB01	7.15	11/1/2016	10,561
3,805	Loan 000205996BC01	17.15	11/1/2016	3,829
2,864	Loan 000206011BB01	17.15	11/1/2016	2,896
13,955	Loan 000206024BC01	7.15	11/1/2016	14,005
2,637	Loan 000206150BB01	17.15	11/1/2016	2,665
9,018	Loan 000206161BC01	17.15	11/1/2016	7,430
3,176	Loan 000206210BC01	17.15	11/1/2016	3,201
13,765	Loan 000206234BC01	9.15	11/1/2016	13,340
3,624	Loan 000206259BC01	17.15	11/1/2016	3,686
13,554	Loan 000206261BC01	7.15	11/1/2016	13,836
7,895	Loan 000206373BC01	17.15	11/1/2016	7,945
16,953	Loan 000206409BC01	17.15	11/1/2016	16,871
11,271	Loan 000206483BC01	17.15	11/1/2016	11,670
9,825	Loan 000206497BC01	14.15	11/1/2016	9,904
6,344	Loan 000206507BC01	9.15	11/1/2016	6,387
5,938	Loan 000206524BC01	17.15	11/1/2016	325
6,276	Loan 000206545BC01	17.15	11/1/2016	6,560
3,048	Loan 000206596BC01	17.15	11/1/2016	3,059
13,430	Loan 000206599BC01	7.15	11/1/2016	13,204
17,286	Loan 000206600BC01	17.15	11/1/2016	17,193
15,482	Loan 000206626BC01	9.15	11/1/2016	14,209
4,325	Loan 000206629BC01	17.15	11/1/2016	4,367
17,117	Loan 000206650BC01	17.15	11/1/2016	14,984
4,820	Loan 000206654BC01	17.15	11/1/2016	4,895
16,144	Loan 000206680BC01	17.15	11/1/2016	177
6,450	Loan 000206686BC01	17.15	11/1/2016	6,692
5,746	Loan 000206698BC01	17.15	11/1/2016	5,810
14,145	Loan 000206710BC01	17.15	11/1/2016	14,709
11,234	Loan 000206718BC01	17.15	11/1/2016	10,804
5,403	Loan 000206778BC01	17.15	11/1/2016	513
2,503	Loan 000206817BC01	17.15	11/1/2016	2,536
2,788	Loan 000206851BC01	17.15	11/1/2016	2,820
4,741	Loan 000206861BC01	17.15	11/1/2016	4,753
16,194	Loan 000206868BC01	17.15	11/1/2016	1,293
15	Loan 000206884BC01	17.15	11/1/2016	15

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 5,710	Loan 000203713BB01	17.15	11/1/2016	$ 5,730
5,289	Loan 000206889BB01	17.15	11/1/2016	3,601
4,439	Loan 000206901BC01	17.15	11/1/2016	3,970
3,409	Loan 000206922BC01	17.15	11/1/2016	3,454
13,552	Loan 000206938BC01	17.15	11/1/2016	11,367
17,083	Loan 000207016BC01	17.15	11/1/2016	16,827
3,209	Loan 000207177BC01	17.15	11/1/2016	37
843	Loan 000207294BC01	17.15	11/1/2016	845
6,122	Loan 000207297BC01	14.15	11/1/2016	6,150
14,651	Loan 000207380BC01	17.15	11/1/2016	14,184
4,391	Loan 000207511BC01	17.15	11/1/2016	4,428
2,979	Loan 000207605BC01	17.15	11/1/2016	3,023
5,551	Loan 000207755BC01	17.15	11/1/2016	5,419
4,361	Loan 000208052BC01	7.15	11/1/2016	4,420
5,900	Loan 000200538BA01	7.15	12/1/2016	5,855
8,697	Loan 000200781BA01	7.15	12/1/2016	8,743
16,732	Loan 000200938BA01	17.15	12/1/2016	16,935
14,604	Loan 000201079BA01	7.15	12/1/2016	14,457
14,546	Loan 000201133BA01	17.15	12/1/2016	13,577
7,692	Loan 000201417BA01	17.15	12/1/2016	7,663
14,651	Loan 000201512BA01	17.15	12/1/2016	14,244
3,996	Loan 000202585BA01	14.15	12/1/2016	3,821
16,058	Loan 000202807BA01	17.15	12/1/2016	2,385
9,064	Loan 000203289BA01	7.15	12/1/2016	9,199
8,792	Loan 000203652BA01	17.15	12/1/2016	8,795
5,819	Loan 000203866BA01	17.15	12/1/2016	5,766
9,191	Loan 000204019BA01	9.15	12/1/2016	9,331
2,968	Loan 000204700BA01	17.15	12/1/2016	2,959
4,754	Loan 000204823BA01	14.15	12/1/2016	4,694
4,161	Loan 000204897BA01	9.15	12/1/2016	4,095
13,673	Loan 000205110BA01	7.15	12/1/2016	13,809
9,076	Loan 000205286BA01	7.15	12/1/2016	9,101
3,603	Loan 000170163BC01	14.15	11/1/2017	3,538
16,234	Loan 000170354BC01	17.15	11/1/2017	16,114
5,938	Loan 000200700BC01	17.15	11/1/2017	6,103
16,026	Loan 000200642BA01	14.15	11/1/2017	14,997
16,257	Loan 000200766BB01	17.15	11/1/2017	4,767
8,147	Loan 000200770BA01	17.15	11/1/2017	6,392
10,704	Loan 000200810BC01	17.15	11/1/2017	11,089
11,243	Loan 000200821BC01	17.15	11/1/2017	10,023

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
	April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 8,604	Loan 000200841BC01	17.15	11/1/2017	$ 8,954
5,750	Loan 000200884BC01	17.15	11/1/2017	4,454
16,219	Loan 000200908BB01	17.15	11/1/2017	16,232
15,861	Loan 000201226BC01	17.15	11/1/2017	16,495
10,839	Loan 000201253BA01	17.15	11/1/2017	10,842
16,308	Loan 000201269BA01	17.15	11/1/2017	14,144
6,474	Loan 000201294BB01	17.15	11/1/2017	7,006
11,609	Loan 000201316BC01	16.15	11/1/2017	11,069
17,407	Loan 000201528BC01	17.15	11/1/2017	17,938
13,491	Loan 000201569BC01	17.15	11/1/2017	13,113
6,743	Loan 000201641BB01	7.15	11/1/2017	6,116
15,800	Loan 000201663BC01	7.15	11/1/2017	14,163
6,212	Loan 000201707BB01	7.15	11/1/2017	5,999
10,284	Loan 000201788BB01	17.15	11/1/2017	9,964
16,243	Loan 000201820BC01	17.15	11/1/2017	16,273
13,883	Loan 000201923BC01	14.16	11/1/2017	12,113
15,492	Loan 000201958BC01	14.15	11/1/2017	16,157
12,953	Loan 000201960BB01	17.15	11/1/2017	13,173
12,445	Loan 000201985BC01	17.15	11/1/2017	13,088
3,215	Loan 000202035BC01	17.15	11/1/2017	3,378
16,709	Loan 000202108BC01	17.15	11/1/2017	9,282
4,357	Loan 000202111BC01	17.15	11/1/2017	4,461
17,240	Loan 000202127BB01	17.15	11/1/2017	17,442
5,275	Loan 000202131BB01	17.15	11/1/2017	5,378
8,716	Loan 000202167BB01	17.15	11/1/2017	5,575
12,504	Loan 000202704BB01	17.15	11/1/2017	12,536
16,309	Loan 000202244BB01	17.15	11/1/2017	16,558
8,637	Loan 000202276BC01	17.15	11/1/2017	8,518
17,277	Loan 000202322BB01	17.15	11/1/2017	17,322
6,693	Loan 000202376BC01	17.15	11/1/2017	6,641
16,085	Loan 000202412BC01	17.15	11/1/2017	16,183
5,408	Loan 000202436BC01	17.15	11/1/2017	5,509
11,448	Loan 000202493BC01	17.15	11/1/2017	11,336
3,205	Loan 000202530BC01	17.15	11/1/2017	3,152
16,152	Loan 000202633BC01	17.15	11/1/2017	16,150
16,709	Loan 000202647BC01	17.15	11/1/2017	11,191
10,206	Loan 000202682BA01	14.15	11/1/2017	10,026
5,300	Loan 000202689BC01	17.15	11/1/2017	5,287
16,709	Loan 000202798BC01	17.15	11/1/2017	16,851
16,243	Loan 000202819BC01	17.15	11/1/2017	14,482

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 16,953	Loan 000202842BC01	17.15	11/1/2017	$ 14,878
16,243	Loan 000202859BC01	17.15	11/1/2017	15,721
16,308	Loan 000202956BA01	17.15	11/1/2017	13,856
16,074	Loan 000202973BC01	16.15	11/1/2017	16,253
3,782	Loan 000202978BB01	17.15	11/1/2017	497
8,636	Loan 000202992BC01	17.15	11/1/2017	7,581
16,286	Loan 000203002BB01	17.16	11/1/2017	12,685
10,287	Loan 000203020BC01	17.15	11/1/2017	10,369
16,168	Loan 000203030BC01	17.15	11/1/2017	15,274
15,541	Loan 000203047BB01	7.16	11/1/2017	15,933
10,752	Loan 000203067BC01	17.15	11/1/2017	10,932
3,130	Loan 000203076BB01	17.15	11/1/2017	3,127
13,046	Loan 000203170BA01	17.15	11/1/2017	11,839
16,402	Loan 000203210BB01	17.15	11/1/2017	15,691
9,011	Loan 000203214BC01	17.15	11/1/2017	6,824
5,970	Loan 000203243BC01	17.15	11/1/2017	5,857
16,231	Loan 000203302BB01	16.15	11/1/2017	16,331
16,243	Loan 000203308BC01	17.15	11/1/2017	15,834
7,580	Loan 000203322BC01*	17.15	11/1/2017	-
12,974	Loan 000203350BB01	16.15	11/1/2017	11,843
17,240	Loan 000203366BB01	17.15	11/1/2017	16,719
16,243	Loan 000203380BC01	17.15	11/1/2017	16,165
13,469	Loan 000203393BC01	17.15	11/1/2017	12,915
16,243	Loan 000203396BC01	17.15	11/1/2017	16,263
17,165	Loan 000203435BC01	17.15	11/1/2017	16,521
8,042	Loan 000203439BC01	17.15	11/1/2017	8,094
4,254	Loan 000203451BC01	17.15	11/1/2017	4,274
7,750	Loan 000203470BB01	14.15	11/1/2017	7,366
10,386	Loan 000203498BC01	17.15	11/1/2017	9,019
16,675	Loan 000203500BC01	17.15	11/1/2017	16,523
2,377	Loan 000203501BC01	17.15	11/1/2017	2,404
4,309	Loan 000203502BB01	17.15	11/1/2017	4,274
3,220	Loan 000203504BC01	17.15	11/1/2017	3,294
6,761	Loan 000203523BB01	17.15	11/1/2017	6,312
15,665	Loan 000203561BC01	9.15	11/1/2017	13,876
17,072	Loan 000203596BB01	17.15	11/1/2017	15,059
15,964	Loan 000203826BC01	9.15	11/1/2017	13,221
5,876	Loan 000203633BC01	14.15	11/1/2017	5,983
16,024	Loan 000203659BC01	16.15	11/1/2017	15,129
5,177	Loan 000203760BC01	17.15	11/1/2017	5,046

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 16,949	Loan 000203789BB01	17.15	11/1/2017	$ 11,328
1,049	Loan 000203792BA01	17.15	11/1/2017	1,055
8,539	Loan 000203805BC01	17.15	11/1/2017	8,908
5,154	Loan 000203808BB01	17.15	11/1/2017	5,191
8,122	Loan 000203831BC01	17.15	11/1/2017	22
12,801	Loan 000203838BC01	17.15	11/1/2017	13,149
3,061	Loan 000203868BB01	17.15	11/1/2017	3,052
16,123	Loan 000203898BC01	17.15	11/1/2017	16,108
16,334	Loan 000203931BC01	17.15	11/1/2017	16,353
7,347	Loan 000203932BB01	17.15	11/1/2017	6,666
7,523	Loan 000203954BC01	17.15	11/1/2017	6,727
12,955	Loan 000203995BC01	17.16	11/1/2017	21
10,781	Loan 000204013BC01	17.16	11/1/2017	10,906
16,243	Loan 000204014BC01	17.15	11/1/2017	15,076
16,279	Loan 000204021BB01	17.15	11/1/2017	16,064
5,411	Loan 000204023BB01	17.15	11/1/2017	5,260
16,183	Loan 000204043BC01	17.16	11/1/2017	16,023
15,493	Loan 000204059BB01	9.15	11/1/2017	14,979
16,989	Loan 000204090BB01	17.15	11/1/2017	13,233
8,445	Loan 000204102BB01	14.15	11/1/2017	7,864
4,212	Loan 000204105BB01	17.15	11/1/2017	3,991
16,243	Loan 000204106BC01*	17.15	11/1/2017	-
15,939	Loan 000204108BC01	17.15	11/1/2017	13,951
10,757	Loan 000204133BC01	17.15	11/1/2017	10,920
9,755	Loan 000204186BA01	17.15	11/1/2017	9,376
15,648	Loan 000204197BB01	9.15	11/1/2017	16,101
9,065	Loan 000204202BB01	17.15	11/1/2017	8,233
13,903	Loan 000204260BC01	17.15	11/1/2017	14,199
16,108	Loan 000204284BC01	17.15	11/1/2017	15,861
15,996	Loan 000204311BC01	14.15	11/1/2017	15,825
15,908	Loan 000204319BC01	17.15	11/1/2017	13,933
1,791	Loan 000204321BB01	7.15	11/1/2017	1,660
10,709	Loan 000204373BC01	17.15	11/1/2017	10,664
16,494	Loan 000204416BC01	16.15	11/1/2017	16,430
10,618	Loan 000204421BC01	14.15	11/1/2017	10,992
17,103	Loan 000204427BB01	17.15	11/1/2017	13,129
5,386	Loan 000204433BC01	17.15	11/1/2017	5,403
10,026	Loan 000204499BC01	17.15	11/1/2017	4,794
16,308	Loan 000204503BA01	17.15	11/1/2017	16,015
4,336	Loan 000204506BA01	17.15	11/1/2017	4,308

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 16,829	Loan 000204518BC01	17.15	11/1/2017	$ 16,630
16,002	Loan 000204673BC01	17.15	11/1/2017	15,872
16,011	Loan 000204679BC01	17.15	11/1/2017	15,648
14,516	Loan 000204685BB01	7.15	11/1/2017	14,256
6,906	Loan 000204690BC01	17.15	11/1/2017	6,397
12,463	Loan 000204691BC01	17.15	11/1/2017	12,380
17,181	Loan 000204729BC01	17.15	11/1/2017	17,028
12,968	Loan 000204745BC01	17.16	11/1/2017	13,211
16,144	Loan 000204761BC01	17.15	11/1/2017	14,580
5,896	Loan 000204795BA01	14.15	11/1/2017	5,725
8,115	Loan 000204816BC01	17.15	11/1/2017	8,124
11,541	Loan 000204878BC01	17.15	11/1/2017	11,687
3,153	Loan 000204966BC01	17.15	11/1/2017	3,151
16,208	Loan 000204969BC01	17.15	11/1/2017	15,478
7,454	Loan 000204972BB01	17.15	11/1/2017	7,359
10,589	Loan 000204976BC01	17.15	11/1/2017	10,401
16,165	Loan 000204981BB01	17.15	11/1/2017	15,252
15,104	Loan 000205019BC01	17.15	11/1/2017	14,855
8,690	Loan 000205046BA01	17.15	11/1/2017	8,633
6,481	Loan 000205064BC01	17.15	11/1/2017	6,632
15,740	Loan 000205072BB01	17.15	11/1/2017	15,569
3,900	Loan 000205095BA01	17.15	11/1/2017	3,882
5,997	Loan 000205136BC01	17.15	11/1/2017	6,061
4,313	Loan 000205152BB01	17.15	11/1/2017	4,045
10,872	Loan 000205153BA01	17.15	11/1/2017	9,749
3,737	Loan 000205157BC01	17.15	11/1/2017	3,711
16,095	Loan 000205166BC01	17.15	11/1/2017	16,098
9,714	Loan 000205191BB01	17.15	11/1/2017	9,730
15,316	Loan 000205229BB01	9.15	11/1/2017	15,421
10,772	Loan 000205234BC01	17.15	11/1/2017	9,560
2,980	Loan 000205245BB01	7.15	11/1/2017	3,002
8,653	Loan 000205262BC01	17.15	11/1/2017	7,417
7,590	Loan 000205323BB01	17.15	11/1/2017	7,427
12,331	Loan 000205349BB01	9.15	11/1/2017	12,571
4,524	Loan 000205353BC01	17.15	11/1/2017	3,920
4,338	Loan 000205355BC01	17.15	11/1/2017	4,423
12,758	Loan 000205368BC01	14.15	11/1/2017	12,808
12,926	Loan 000205404BC01	17.15	11/1/2017	12,758
831	Loan 000205457BC01	17.15	11/1/2017	820
8,454	Loan 000205470BC01	17.15	11/1/2017	8,484

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 6,501	Loan 000205475BB01	17.15	11/1/2017	$ 6,577
5,392	Loan 000205536BC01	17.15	11/1/2017	5,285
10,829	Loan 000205538BC01	17.15	11/1/2017	10,954
5,865	Loan 000205598BC01	17.15	11/1/2017	5,909
10,806	Loan 000205609BC01	17.16	11/1/2017	10,753
5,369	Loan 000205611BC01	16.15	11/1/2017	4,603
2,215	Loan 000205664BC01	17.15	11/1/2017	2,082
2,646	Loan 000205761BC01	17.15	11/1/2017	2,653
4,336	Loan 000205771BA01	17.15	11/1/2017	4,355
11,839	Loan 000205772BC01*	17.15	11/1/2017	-
16,673	Loan 000203898BC01	17.16	11/1/2017	16,964
11,308	Loan 000205821BC01	17.15	11/1/2017	8,366
8,369	Loan 000205828BA01	9.15	11/1/2017	8,444
17,208	Loan 000205854BC01	17.15	11/1/2017	16,306
40	Loan 000205858BC01	17.15	11/1/2017	40
10,281	Loan 000205864BC01	17.15	11/1/2017	10,576
7,002	Loan 000205872BC01	17.15	11/1/2017	6,895
3,203	Loan 000205877BC01	17.15	11/1/2017	3,272
16,171	Loan 000205902BC01	17.15	11/1/2017	16,402
8,641	Loan 000205912BC01	17.15	11/1/2017	8,602
8,355	Loan 000205917BC01	14.15	11/1/2017	8,138
10,719	Loan 000205963BB01	14.15	11/1/2017	10,208
11,377	Loan 000205981BC01	17.15	11/1/2017	11,057
16,097	Loan 000205989BB01	17.15	11/1/2017	15,850
16,208	Loan 000206026BC01	17.15	11/1/2017	15,994
16,390	Loan 000206069BC01	16.15	11/1/2017	16,625
10,796	Loan 000203789BB01	17.15	11/1/2017	10,341
8,044	Loan 000206099BC01	17.15	11/1/2017	5,525
17,132	Loan 000206114BB01	17.15	11/1/2017	16,264
5,403	Loan 000206128BC01	17.15	11/1/2017	1,934
12,916	Loan 000206165BC01	17.15	11/1/2017	11,929
3,370	Loan 000206175BC01	17.15	11/1/2017	3,362
5,569	Loan 000206208BC01	17.15	11/1/2017	3,442
11,780	Loan 000206257BC01	17.15	11/1/2017	10,719
2,330	Loan 000206270BC01	14.15	11/1/2017	2,363
14,066	Loan 000206272BC01	17.15	11/1/2017	14,352
17,195	Loan 000206280BC01	17.15	11/1/2017	15,531
15,898	Loan 000206294BC01	17.15	11/1/2017	15,902
13,120	Loan 000206299BC01	17.15	11/1/2017	13,296
10,867	Loan 000206325BB01	17.15	11/1/2017	10,599

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 15,451	Loan 000206330BC01	17.15	11/1/2017	$ 15,238
5,403	Loan 000206350BC01	17.15	11/1/2017	5,655
7,504	Loan 000206353BC01	17.15	11/1/2017	7,606
16,243	Loan 000206354BC01*	17.15	11/1/2017	-
3,231	Loan 000206355BC01	17.15	11/1/2017	3,375
4,257	Loan 000206411BC01	17.15	11/1/2017	4,263
5	Loan 000206423BC01	17.15	11/1/2017	5
8,352	Loan 000206494BC01	17.15	11/1/2017	8,484
15,881	Loan 000206498BC01	17.15	11/1/2017	15,566
13,016	Loan 000206568BB01	17.15	11/1/2017	12,981
8,556	Loan 000206578BC01	17.16	11/1/2017	7,411
17,139	Loan 000206591BC01	17.16	11/1/2017	17,431
2,374	Loan 000206624BC01	14.15	11/1/2017	2,396
13,594	Loan 000206651BC01	17.15	11/1/2017	11,559
4,006	Loan 000206659BC01	17.15	11/1/2017	4,309
6,217	Loan 000206687BC01	17.15	11/1/2017	6,104
17,240	Loan 000206707BB01	17.15	11/1/2017	14,321
2,085	Loan 000206727BC01	17.15	11/1/2017	2,115
15,401	Loan 000206804BC01	9.15	11/1/2017	15,720
5,618	Loan 000206812BC01	17.15	11/1/2017	5,680
13,620	Loan 000206829BC01	17.15	11/1/2017	13,431
11,146	Loan 000206873BC01	17.15	11/1/2017	8,315
14,186	Loan 000206879BC01	7.15	11/1/2017	14,366
16,101	Loan 000206934BC01	14.16	11/1/2017	13,821
6,390	Loan 000206970BC01	17.15	11/1/2017	6,490
8,524	Loan 000206987BC01	17.15	11/1/2017	8,419
17,316	Loan 000207013BC01	17.15	11/1/2017	14,120
6,314	Loan 000207126BC01	17.15	11/1/2017	6,209
14,960	Loan 000207128BC01	17.15	11/1/2017	15,156
3,076	Loan 000207137BC01	14.15	11/1/2017	3,038
15,806	Loan 000207158BC01	17.15	11/1/2017	15,765
4,295	Loan 000207276BC01	17.15	11/1/2017	4,356
16,533	Loan 000207291BC01	14.15	11/1/2017	15,980
15,534	Loan 000207324BC01	17.15	11/1/2017	15,488
10,570	Loan 000207366BC01	17.15	11/1/2017	10,523
11,237	Loan 000207634BC01	17.15	11/1/2017	11,001
10,450	Loan 000207747BC01	17.15	11/1/2017	10,525
16,358	Loan 000170259BA01	17.15	12/1/2017	15,910
6,557	Loan 000170353BA01	17.15	12/1/2017	6,637
16,732	Loan 000177107BA01	17.15	12/1/2017	16,034

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 11,782	Loan 000200642BA01	17.15	12/1/2017	$ 11,785
4,488	Loan 000200667BA01	17.15	12/1/2017	4,559
16,782	Loan 000200668BA01	17.15	12/1/2017	16,877
16,831	Loan 000200673BA01	17.15	12/1/2017	17,013
5,610	Loan 000200676BA01	17.15	12/1/2017	5,739
15,941	Loan 000200680BA01	9.15	12/1/2017	15,030
16,831	Loan 000200682BA01	17.15	12/1/2017	16,714
8,950	Loan 000200684BA01	17.15	12/1/2017	9,033
16,831	Loan 000200687BA01	17.15	12/1/2017	17,041
16,831	Loan 000200691BA01	17.15	12/1/2017	16,765
11,155	Loan 000200694BA01	17.15	12/1/2017	11,238
10,099	Loan 000200708BA01	17.15	12/1/2017	10,132
14,501	Loan 000200718BA01	17.15	12/1/2017	14,380
11,188	Loan 000200720BA01	17.15	12/1/2017	10,232
4,439	Loan 000200723BA01	17.15	12/1/2017	4,578
16,782	Loan 000200726BA01	17.15	12/1/2017	16,394
4,086	Loan 000200734BA01	9.15	12/1/2017	3,625
5,490	Loan 000200736BA01	14.15	12/1/2017	5,660
16,782	Loan 000200737BA01	17.15	12/1/2017	16,578
11,034	Loan 000200741BA01	16.15	12/1/2017	10,937
6,282	Loan 000200755BA01	7.15	12/1/2017	6,281
8,950	Loan 000200756BA01	17.15	12/1/2017	8,962
13,386	Loan 000200776BA01	17.15	12/1/2017	13,579
16,732	Loan 000200777BA01	17.15	12/1/2017	17,226
3,346	Loan 000200780BA01	17.15	12/1/2017	3,249
5,577	Loan 000200788BA01	17.15	12/1/2017	5,365
5,594	Loan 000200794BA01	17.15	12/1/2017	5,371
16,776	Loan 000200816BA01	17.15	12/1/2017	16,363
16,782	Loan 000200827BA01	17.15	12/1/2017	16,442
15,616	Loan 000200831BA01	17.15	12/1/2017	15,652
4,475	Loan 000200833BA01	17.15	12/1/2017	4,500
5,577	Loan 000200837BA01	17.15	12/1/2017	4,765
8,366	Loan 000200848BA01	17.15	12/1/2017	8,389
4,462	Loan 000200875BA01	17.15	12/1/2017	4,343
13,346	Loan 000200885BA01	17.15	12/1/2017	13,444
13,628	Loan 000200893BA01	7.15	12/1/2017	13,039
10,936	Loan 000200900BA01	17.15	12/1/2017	11,126
8,391	Loan 000200902BA01	17.15	12/1/2017	8,450
16,575	Loan 000200907BA01	14.15	12/1/2017	15,234
6,693	Loan 000200937BA01	17.15	12/1/2017	6,569

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 8,034	Loan 000200964BA01	17.15	12/1/2017	$ 8,270
16,732	Loan 000200968BA01	17.15	12/1/2017	16,875
14,181	Loan 000200977BA01	17.15	12/1/2017	14,218
15,725	Loan 000201006BA01	7.15	12/1/2017	16,083
15,725	Loan 000201014BA01	7.15	12/1/2017	15,249
11,155	Loan 000201019BA01	17.15	12/1/2017	11,360
11,155	Loan 000201021BA01	17.15	12/1/2017	11,470
16,732	Loan 000201026BA01	17.15	12/1/2017	17,150
16,494	Loan 000201030BA01	17.15	12/1/2017	16,906
6,693	Loan 000201032BA01	17.15	12/1/2017	6,657
9,556	Loan 000201046BA01	9.15	12/1/2017	8,763
15,746	Loan 000201064BA01	7.15	12/1/2017	15,765
11,155	Loan 000201066BA01	17.15	12/1/2017	6,418
4,247	Loan 000201074BA01	9.15	12/1/2017	3,937
16,430	Loan 000201075BA01	14.15	12/1/2017	14,799
8,924	Loan 000201076BA01	17.15	12/1/2017	8,847
11,122	Loan 000201103BA01	17.15	12/1/2017	10,864
9,379	Loan 000201107BA01	16.15	12/1/2017	9,641
2,789	Loan 000201116BA01	17.15	12/1/2017	2,855
16,585	Loan 000201117BA01	16.15	12/1/2017	15,298
11,155	Loan 000201118BA01	17.15	12/1/2017	11,353
16,732	Loan 000201123BA01	17.15	12/1/2017	17,125
16,541	Loan 000201126BA01	17.15	12/1/2017	14,904
4,193	Loan 000201130BA01	7.15	12/1/2017	4,239
5,352	Loan 000201138BA01	17.15	12/1/2017	5,299
14,388	Loan 000201142BB01	17.15	12/1/2017	14,376
16,732	Loan 000201154BA01	17.15	12/1/2017	16,924
16,541	Loan 000201158BA01	17.15	12/1/2017	16,902
13,318	Loan 000201177BA01	17.15	12/1/2017	13,626
9,453	Loan 000201181BA01	17.15	12/1/2017	7,416
15,466	Loan 000201189BA01	7.15	12/1/2017	15,599
16,682	Loan 000201198BA01	17.15	12/1/2017	16,613
10,926	Loan 000201200BA01	14.15	12/1/2017	10,977
5,354	Loan 000201216BA01	17.15	12/1/2017	5,354
8,897	Loan 000201220BA01	17.15	12/1/2017	7,296
2,013	Loan 000201229BA01	17.15	12/1/2017	2,024
10,618	Loan 000201233BA01	9.15	12/1/2017	10,041
4,462	Loan 000201238BA01	17.15	12/1/2017	4,539
8,897	Loan 000201240BA01	17.15	12/1/2017	8,909
6,673	Loan 000201262BA01	17.15	12/1/2017	6,757

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 13,346	Loan 000201263BA01	17.15	12/1/2017	$ 11,818
15,583	Loan 000201268BA01	7.15	12/1/2017	16,164
7,648	Loan 000201277BA01	14.15	12/1/2017	7,326
16,682	Loan 000201283BA01	17.15	12/1/2017	16,377
7,785	Loan 000201287BA01	17.15	12/1/2017	7,708
16,682	Loan 000201289BA01	17.15	12/1/2017	16,682
8,897	Loan 000201290BA01	17.15	12/1/2017	8,108
15,900	Loan 000201302BA01	9.15	12/1/2017	11,912
11,703	Loan 000201305BA01	9.15	12/1/2017	11,763
16,682	Loan 000201312BA01	17.15	12/1/2017	16,737
6,673	Loan 000201324BA01	17.15	12/1/2017	6,745
11,122	Loan 000201329BA01	17.15	12/1/2017	10,907
8,289	Loan 000201332BA01	14.15	12/1/2017	8,312
11,573	Loan 000201413BA01	17.15	12/1/2017	11,586
16,682	Loan 000201372BA01	17.15	12/1/2017	16,242
10,470	Loan 000201377BA01	7.15	12/1/2017	10,181
16,682	Loan 000201378BA01	17.15	12/1/2017	17,246
16,491	Loan 000201413BA01	14.15	12/1/2017	17,207
12,234	Loan 000201405BA01	17.15	12/1/2017	12,148
16,682	Loan 000201413BA01	17.15	12/1/2017	16,594
7,785	Loan 000201426BA01	17.15	12/1/2017	7,695
12,234	Loan 000201431BA01	17.15	12/1/2017	12,444
16,647	Loan 000201499BA01	17.15	12/1/2017	16,867
13,111	Loan 000201521BA01	14.15	12/1/2017	13,056
16,682	Loan 000201523BA01	17.15	12/1/2017	15,848
3,602	Loan 000201535BA01	17.15	12/1/2017	3,589
6,665	Loan 000201537BA01	17.15	12/1/2017	6,703
16,647	Loan 000201563BA01	17.15	12/1/2017	16,370
2,327	Loan 000201612BA01	17.15	12/1/2017	2,323
13,268	Loan 000201619BA01	16.15	12/1/2017	13,445
3,398	Loan 000201620BA01	7.15	12/1/2017	3,432
2,220	Loan 000201628BA01	17.15	12/1/2017	2,181
16,647	Loan 000201636BA01	17.15	12/1/2017	16,877
3,893	Loan 000201656BA01	17.15	12/1/2017	3,910
1,503	Loan 000201660BA01	14.15	12/1/2017	1,486
11,122	Loan 000201674BA01	17.15	12/1/2017	10,328
16,647	Loan 000201690BA01	17.15	12/1/2017	16,177
3,884	Loan 000201701BA01	17.15	12/1/2017	3,893
9,931	Loan 000201713BA01	16.15	12/1/2017	10,003
4,501	Loan 000201723BA01	17.15	12/1/2017	4,344

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 5,561	Loan 000201733BA01	17.15	12/1/2017	$ 5,776
6,603	Loan 000201737BA01	17.15	12/1/2017	6,527
16,647	Loan 000201741BA01	17.15	12/1/2017	16,668
16,360	Loan 000201769BA01	14.15	12/1/2017	16,461
12,552	Loan 000201772BA01	7.15	12/1/2017	13,151
11,098	Loan 000201778BA01	17.15	12/1/2017	11,143
10,907	Loan 000201781BA01	14.15	12/1/2017	10,969
15,537	Loan 000201782BA01	17.15	12/1/2017	16,090
3,329	Loan 000201794BA01	17.15	12/1/2017	3,314
4,439	Loan 000201827BA01	17.15	12/1/2017	4,458
15,690	Loan 000201926BA01	7.15	12/1/2017	16,142
13,843	Loan 000201932BB01	17.15	12/1/2017	13,595
11,098	Loan 000201939BA01	17.15	12/1/2017	11,181
16,626	Loan 000201948BA01	17.15	12/1/2017	16,797
14,428	Loan 000201954BA01	17.15	12/1/2017	12,325
3,942	Loan 000202011BA01	17.15	12/1/2017	3,939
16,647	Loan 000202030BA01	17.15	12/1/2017	16,882
16,647	Loan 000202041BA01	17.15	12/1/2017	17,213
11,098	Loan 000202043BA01	17.15	12/1/2017	11,372
3,310	Loan 000202046BA01	16.15	12/1/2017	3,261
4,148	Loan 000202059BA01	17.15	12/1/2017	4,266
8,878	Loan 000202110BA01	17.15	12/1/2017	9,043
3,884	Loan 000202110BA01	17.15	12/1/2017	3,968
16,055	Loan 000202135BB01	14.15	12/1/2017	15,916
9,439	Loan 000202139BA01	16.15	12/1/2017	8,687
7,214	Loan 000202704BB01	17.15	12/1/2017	7,246
9,146	Loan 000202177BA01	17.15	12/1/2017	8,933
16,482	Loan 000202180BA01	17.15	12/1/2017	16,404
13,793	Loan 000202195BA01	16.15	12/1/2017	14,010
8,894	Loan 000202201BA01	17.15	12/1/2017	8,542
11,098	Loan 000202226BA01	17.15	12/1/2017	10,022
11,098	Loan 000202231BA01	17.15	12/1/2017	11,135
7,632	Loan 000202236BA01	17.15	12/1/2017	7,560
6,656	Loan 000202240BA01	17.15	12/1/2017	6,709
16,647	Loan 000202241BA01	17.15	12/1/2017	16,742
16,354	Loan 000202242BA01	14.15	12/1/2017	15,723
4,444	Loan 000202314BA01	14.15	12/1/2017	4,439
12,363	Loan 000202336BA01	14.15	12/1/2017	11,992
3,279	Loan 000202339BA01	17.15	12/1/2017	3,231
15,690	Loan 000202377BA01	7.15	12/1/2017	15,450

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 10,046	Loan 000202405BA01	9.15	12/1/2017	$ 10,321
11,098	Loan 000202409BA01	17.15	12/1/2017	11,413
16,647	Loan 000202416BA01	17.15	12/1/2017	16,703
2,996	Loan 000202546BA01	17.15	12/1/2017	3,037
9,627	Loan 000202716BA01	17.15	12/1/2017	9,659
16,300	Loan 000202839BB01	17.15	12/1/2017	16,347
14,894	Loan 000202851BB01	14.15	12/1/2017	14,969
16,435	Loan 000202999BA01	17.15	12/1/2017	15,834
6,557	Loan 000203024BA01	17.15	12/1/2017	6,024
11,313	Loan 000203034BB01	17.15	12/1/2017	11,116
16,826	Loan 000203060BB01	17.15	12/1/2017	14,582
16,393	Loan 000203154BA01	17.15	12/1/2017	15,862
15,725	Loan 000203228BB01*	9.15	12/1/2017	-
16,301	Loan 000203596BB01	17.15	12/1/2017	16,415
14,254	Loan 000203426BB01	14.16	12/1/2017	14,322
10,929	Loan 000203459BA01	17.15	12/1/2017	10,489
8,518	Loan 000203467BB01	17.15	12/1/2017	8,346
10,696	Loan 000203570BA01	16.15	12/1/2017	10,783
16,356	Loan 000203628BB01	17.15	12/1/2017	24
10,389	Loan 000203718BA01	7.15	12/1/2017	10,436
3,925	Loan 000203726BB01	17.15	12/1/2017	3,933
10,843	Loan 000203782BA01	14.15	12/1/2017	10,785
13,507	Loan 000203881BB01	14.15	12/1/2017	13,827
16,811	Loan 000203925BB01	17.15	12/1/2017	16,756
10,903	Loan 000204016BA01	17.15	12/1/2017	9,725
16,826	Loan 000204246BB01	17.15	12/1/2017	16,906
5,452	Loan 000204496BB01*	17.15	12/1/2017	-
16,393	Loan 000204711BA01	17.15	12/1/2017	16,054
4,916	Loan 000204838BA01	17.15	12/1/2017	4,786
17,300	Loan 000204859BB01	17.15	12/1/2017	17,080
14,207	Loan 000204908BA01	17.15	12/1/2017	14,061
3,279	Loan 000205093BA01	17.15	12/1/2017	3,250
4,362	Loan 000205371BA01	17.15	12/1/2017	4,319
3,825	Loan 000205542BA01	17.15	12/1/2017	3,664
2,947	Loan 000205692BA01	17.15	12/1/2017	2,854
14,501	Loan 000180171CC01	12.85	12/4/2017	14,796
24,054	Loan 000167486CC01	10.85	4/11/2018	24,262
8,879	Loan 000198073CC01	12.77	6/21/2018	9,004
11,666	Loan 000211187CC01	13.10	10/10/2018	11,716
9,517	Loan 196499593LE01	12.15	11/2/2024	12,148

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 20.10% (Continued)
$ 6,702	Loan 382043949LE01	13.15	11/5/2024	$ 8,779
6,919	Loan 682474874LE01	13.15	11/5/2024	6,547
3,384	Loan 122045346LE02	9.15	11/7/2024	4,303
12,936	Loan 833176884LE02	3.15	11/8/2024	14,322
14,026	Loan 332943776LE01	12.15	11/10/2024	15,704
11,016	Loan 722036245LE01	13.15	11/16/2024	12,478
11,675	Loan 731549225LE01	13.15	11/17/2024	11,297
18,283	Loan 125173284LE02	13.15	12/17/2024	22,611
6,283	Loan 686267607LE01	10.15	2/25/2025	7,627
15,610	Loan 130634274LE02	13.15	5/19/2025	18,827
21,304	Loan 217490835LE02	12.15	9/3/2025	27,608
17,176	Loan 245578657LE02	12.15	9/11/2025	22,252
20,416	Loan 991421264LE02	13.15	9/16/2025	23,570
13,329	Loan 122744116LE02	13.15	9/18/2025	12,308
379,599	Loan 000310012TA01	15.15	6/24/2026	379,636
11,895	Loan 861453766LE01	13.15	08/16/2025	15,809
5,379	Loan 000207392BA01	17.15	11/12017	5,345
2,465	Loan 240018796LE01	10.15	11/23/2025	2,153
				7,148,890
	MASTERS OF LAWS- 0.01%
4,200	Loan 000215121BD01	17.15	11/1/2018	4,238

	MASTERS - 0.07%
8,087	Loan 000180968CC01	12.58	4/11/2018	8,077
15,234	Loan 000210673CC01	12.25	8/22/2018	15,888
				23,965
	MBA - 11.42%
6,599	Loan 000187954CC01	10.64	9/5/2017	6,697
445,164	Loan 000310003TA01	18.15	1/12/2022	445,214
102,430	Loan 000310011TA01	12.15	6/24/2023	102,471
475,274	Loan 000310002TA01	15.15	9/28/2023	475,281
419,283	Loan 000310018TA01	11.65	12/11/2024	419,290
476,102	Loan 000310001TA01	13.15	12/27/2024	476,255
487,293	Loan 000310015TA01	10.15	9/17/2025	487,402
296,758	Loan 000310024TA01	14.15	10/28/2025	296,804
439,812	Loan 000310017TA01	12.15	11/13/2025	439,820
372,500	Loan 000310022TA01	13.15	2/28/2027	372,502
373,948	Loan 000310023TA01	11.15	6/10/2027	373,747
166,879	Loan 000310021TA01	12.65	12/26/2027	166,879
				4,062,361

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 11.45%
$ 10,426	Loan 000189971CC01	11.06	8/28/2017	$ 10,291
6,795	Loan 000180171CC01	11.64	9/5/2017	6,967
20,547	Loan 000190586CC01	9.15	9/7/2017	20,965
4,456	Loan 000194060CC01	11.64	9/11/2017	4,436
11,667	Loan 000168246CC01	10.26	9/18/2017	12,162
4,840	Loan 000194882CC01	11.91	9/18/2017	4,877
14,602	Loan 000024012CC01	9.98	9/25/2017	14,778
10,580	Loan 000171472CC01	12.69	9/25/2017	10,549
16,115	Loan 000194921CC01	11.91	9/25/2017	17,137
9,401	Loan 000177785CC01	9.15	10/23/2017	9,628
9,408	Loan 000183794CC01	15.15	11/13/2017	9,536
7,826	Loan 000197473CC01	15.15	11/20/2017	6,882
15,564	Loan 000176495CC01	11.17	12/4/2017	16,324
3,678	Loan 000024012CC01	10.01	12/11/2017	3,716
6,512	Loan 000184602CC01	11.97	1/15/2018	6,635
8,712	Loan 000196301CC01	15.15	1/15/2018	8,903
9,454	Loan 000195728CC01	15.15	1/23/2018	9,544
8,920	Loan 000190908CC01	15.15	1/29/2018	9,215
26,669	Loan 000186259CC01	10.63	3/10/2018	28,302
4,072	Loan 000186921CC01	10.68	3/10/2018	4,082
2,783	Loan 000190913CC01	10.68	3/10/2018	2,870
7,892	Loan 000024733CC01	9.96	4/11/2018	7,982
26,093	Loan 000202842BC01	9.15	5/7/2018	25,505
17,449	Loan 000199792CC01	9.75	5/14/2018	17,773
9,586	Loan 000206016CC01	14.51	5/14/2018	9,803
6,023	Loan 000205555LL01	8.40	6/4/2018	6,069
10,525	Loan 000174117CC01	9.44	6/21/2018	10,633
15,084	Loan 000186749CC01	15.15	6/21/2018	15,213
7,511	Loan 000199816CC01	15.15	6/21/2018	8,155
5,270	Loan 000204237CC01	9.46	6/21/2018	5,279
17,458	Loan 000201064BA01	9.80	6/21/2018	17,627
7,623	Loan 000204499BC01	13.44	6/21/2018	7,543
8,901	Loan 000206433CC01	12.02	6/21/2018	8,782
3,657	Loan 000207617CC01	11.88	7/11/2018	3,652
16,565	Loan 000209332CC01	9.96	7/11/2018	16,840
9,215	Loan 000209956CC01	15.15	7/25/2018	9,414
7,101	Loan 000209610LL01	8.65	8/8/2018	6,654
14,063	Loan 000205170LL01	9.40	4/11/2023	15,189
10,843	Loan 000190569LL01	9.40	4/25/2023	11,691
14,200	Loan 000205560LL01	9.15	6/4/2023	14,050

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 11.45% (Continued)
$ 14,204	Loan 000207429LL01	9.15	6/21/2023	$ 14,600
7,390	Loan 000166484LL01	8.90	7/11/2023	7,281
13,278	Loan 519537596LE01	8.15	11/9/2024	12,950
100	Loan 709130576LE03	8.15	11/9/2024	96
18,453	Loan 122654607LE01	8.15	11/10/2024	17,262
28,937	Loan 244942017LE01	8.15	11/10/2024	37,234
14,385	Loan 881386956LE01	10.15	11/11/2024	17,361
11,700	Loan 696691573LE01	8.15	11/14/2024	14,464
2,596	Loan 346529094LE01	8.15	11/16/2024	2,799
13,239	Loan 521546404LE01	8.15	11/16/2024	14,715
29,107	Loan 363657508LE01	8.15	11/19/2024	37,491
4,405	Loan 771607929LE02	8.15	12/1/2024	5,456
11,085	Loan 883249455LE01	8.15	12/1/2024	12,612
6,351	Loan 613172884LE01	8.15	12/5/2024	7,217
6,660	Loan 812033126LE01	8.15	12/6/2024	7,578
9,019	Loan 819959584LE01	8.15	12/6/2024	9,187
6,417	Loan 157888874LE01	8.15	12/13/2024	5,919
6,453	Loan 497897245LE01	8.15	12/14/2024	7,341
11,562	Loan 713136369LE02	8.15	12/20/2024	14,905
18,434	Loan 154262475LE01	8.15	12/27/2024	20,998
17,484	Loan 450730675LE01	8.15	12/27/2024	19,908
3,776	Loan 773691168LE02	8.15	12/27/2024	4,038
1,502	Loan 860103375LE01	8.15	5/25/2025	1,722
3,512	Loan 217190894LE02	8.15	6/1/2025	3,581
17,228	Loan 160788127LE01	8.15	11/1/2025	16,782
22,184	Loan 653944827LE01	8.15	11/3/2025	21,026
28,473	Loan 802190753LE01	8.15	11/7/2025	28,731
28,476	Loan 082355267LE01	8.15	11/8/2025	32,377
16,788	Loan 550317526LE01	8.15	11/8/2025	14,763
19,673	Loan 261342389LE02	8.16	11/9/2025	21,718
9,824	Loan 347496434LE01	8.15	11/9/2025	10,533
13,295	Loan 633542024LE01	10.15	11/9/2025	14,329
10,438	Loan 788693684LE02	10.15	11/10/2025	11,062
13,434	Loan 112415399LE01	8.16	11/11/2025	14,230
28,755	Loan 556906554LE01	8.15	11/11/2025	37,487
24,020	Loan 683177149LE02	10.15	11/11/2025	28,363
10,311	Loan 358172743LE01	10.15	11/13/2025	9,418
4,097	Loan 012576526LE01	8.15	11/15/2025	4,002
15,139	Loan 112347716LE01	8.15	11/15/2025	14,437
12,495	Loan 373270425LE01	8.15	11/15/2025	5,746

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 11.45% (Continued)
$ 18,895	Loan 648191023LE01	10.15	11/15/2025	$ 18,242
14,972	Loan 951757568LE01	8.15	11/17/2025	15,591
6,450	Loan 077904856LE01	8.15	11/21/2025	6,134
10,326	Loan 170403946LE02	10.15	11/21/2025	9,298
4,058	Loan 220441087LE02	8.15	11/21/2025	4,066
4,819	Loan 356098333LE01	8.15	11/21/2025	5,085
21,161	Loan 529275423LE01	8.15	11/21/2025	27,588
13,016	Loan 832499953LE01	8.15	11/21/2025	13,241
14,201	Loan 082779624LE02	8.15	11/22/2025	14,640
17,933	Loan 868127815LE02	8.15	11/22/2025	15,659
17,488	Loan 667674044LE01	5.15	11/28/2025	19,499
23,916	Loan 061881914LE01	8.15	12/1/2025	25,908
6,230	Loan 146199495LE01	5.15	12/1/2025	7,101
19,602	Loan 350787166LE02	8.15	12/1/2025	17,007
19,962	Loan 660990506LE02	8.15	12/1/2025	22,342
20,985	Loan 043931568LE02	10.15	12/5/2025	25,771
15,098	Loan 847750004LE01	8.15	12/5/2025	15,424
5,914	Loan 549494023LE01	8.15	12/11/2025	6,307
8,245	Loan 361463716LE01	8.15	12/12/2025	7,972
10,157	Loan 832966556LE01	8.15	12/12/2025	9,452
27,556	Loan 103390577LE01	8.15	12/13/2025	27,586
11,370	Loan 245185578LE02	8.15	12/13/2025	13,134
5,683	Loan 261400367LE01	8.15	12/14/2025	4,981
10,222	Loan 521413767LE01	8.15	12/14/2025	11,041
7,514	Loan 743689348LE01	10.15	12/14/2025	7,525
28,446	Loan 389281724LE01	10.15	12/16/2025	26,760
10,536	Loan 581421364LE01	8.15	1/1/2026	11,417
10,311	Loan 581421364LE01	8.15	1/1/2026	10,179
22,516	Loan 013361528LE01	10.15	1/3/2026	20,354
10,446	Loan 612849264LE02	8.15	1/3/2026	10,289
29,023	Loan 093776113LE01	8.15	4/1/2026	20,469
17,803	Loan 118466064LE02	8.15	4/1/2026	17,994
27,469	Loan 313715378LE01	8.15	5/1/2026	36,005
12,415	Loan 093936308LE01	8.15	5/17/2026	13,640
6,517	Loan 093936308LE02	8.15	5/17/2026	7,196
29,432	Loan 137382674LE02	8.15	5/17/2026	38,580
2,609	Loan 390788106LE02	8.15	6/1/2026	3,424
14,921	Loan 424082169LE02	8.15	6/1/2026	13,091
29,407	Loan 621186924LE01	8.15	6/1/2026	32,153
26,363	Loan 972335799LE02	8.15	6/1/2026	21,298

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 11.45% (Continued)
$ 28,730	Loan 119390196LE01	8.15	6/2/2026	$ 37,703
28,497	Loan 692970556LE01	8.15	6/27/2026	31,301
28,681	Loan 216564275LE01	8.15	7/1/2026	36,399
28,241	Loan 569714316LE01	8.15	7/1/2026	32,767
13,036	Loan 681987356LE01	8.15	7/1/2026	15,144
24,628	Loan 024070024LE01	10.15	7/2/2026	25,511
29,054	Loan 151801337LE01	8.15	7/27/2026	34,859
29,978	Loan 157098903LE02	8.15	8/4/2026	18,644
30,334	Loan 024962729LE02	10.15	11/5/2026	34,042
27,450	Loan 163518528LE01	8.15	11/6/2026	23,778
21,787	Loan 558574285LE01	8.15	11/7/2026	23,892
28,384	Loan 154350297LE01	8.15	11/8/2026	35,633
28,101	Loan 400406355LE01	10.15	11/8/2026	32,656
22,562	Loan 939022396LE01	8.15	11/8/2026	23,566
25,765	Loan 208698875LE01	8.15	11/9/2026	33,936
27,537	Loan 411002317LE01	8.15	11/9/2026	28,244
21,612	Loan 546959434LE01	8.15	11/9/2026	22,362
11,010	Loan 158183204LE02	8.15	11/10/2026	12,034
19,257	Loan 164565025LE02	8.15	11/10/2026	25,373
28,566	Loan 740315566LE01	8.15	11/10/2026	37,629
4,777	Loan 408080287LE02	10.15	11/11/2026	6,209
20,179	Loan 494244897LE02	8.15	11/11/2026	26,574
28,361	Loan 774149027LE01	8.15	11/11/2026	33,324
29,268	Loan 452150936LE01	8.15	11/14/2026	38,554
29,225	Loan 852850546LE01	8.15	11/15/2026	27,646
29,018	Loan 859869213LE01	8.15	11/15/2026	38,233
26,214	Loan 979270514LE01	8.15	11/15/2026	30,175
30,193	Loan 855469687LE01	8.15	11/18/2026	30,690
28,738	Loan 110604766LE01	8.15	11/21/2026	29,907
25,985	Loan 122275834LE01	8.15	11/21/2026	24,284
22,424	Loan 130010796LE01	10.15	11/21/2026	23,213
13,505	Loan 189635116LE01	8.15	11/21/2026	13,875
20,507	Loan 290019716LE01	8.15	11/21/2026	26,497
29,215	Loan 193893397LE01	8.15	11/22/2026	22,658
23,666	Loan 277331676LE01	8.15	12/1/2026	20,713
28,297	Loan 449494564LE01	8.15	12/1/2026	37,303
22,537	Loan 500832625LE01	8.15	12/1/2026	29,710
28,195	Loan 520381716LE01	8.15	12/1/2026	31,729
10,350	Loan 792801517LE02	10.15	12/1/2026	11,316
29,602	Loan 879356423LE01	8.15	12/1/2026	37,037

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 11.45% (Continued)
$ 14,370	Loan 184568655LE02	8.15	12/2/2026	$ 15,646
26,859	Loan 278088074LE02	8.15	12/2/2026	22,549
28,265	Loan 400833835LE01	8.15	12/2/2026	37,261
32,830	Loan 478671703LE01	10.15	12/2/2026	36,060
29,568	Loan 117588824LE01	8.15	12/6/2026	28,529
29,610	Loan 194269445LE01	8.15	12/11/2026	19,283
24,095	Loan 348985874LE02	10.15	12/11/2026	25,311
28,164	Loan 650262354LE01	8.15	12/12/2026	25,900
13,086	Loan 013409188LE02	10.15	12/13/2026	13,236
28,726	Loan 218463614LE01	8.15	12/13/2026	33,873
24,798	Loan 193664885LE02	8.15	12/16/2026	30,146
14,190	Loan 694158827LE02	8.15	12/18/2026	18,725
29,034	Loan 936861864LE01	8.15	12/20/2026	38,334
9,588	Loan 534572004LE02	8.15	12/22/2026	9,650
16,947	Loan 020653274LE02	8.15	12/23/2026	22,362
29,944	Loan 671725444LE01	8.15	12/23/2026	34,654
21,906	Loan 081428747LE01	8.15	1/1/2027	28,889
30,736	Loan 686177123LE01	8.15	1/21/2027	33,511
15,549	Loan 304848075LE01	8.15	2/15/2027	20,528
15,361	Loan 304848075LE02	8.15	2/15/2027	20,279
20,560	Loan 392346776LE02	8.15	3/12/2027	18,844
1,995	Loan 317171217LE01	8.15	5/6/2027	2,123
21,459	Loan 100605936LE01	8.15	6/1/2027	20,025
27,716	Loan 101977464LE01	8.15	6/1/2027	29,382
28,591	Loan 230189374LE01	8.15	6/1/2027	33,597
32,147	Loan 582941464LE01	10.15	6/1/2027	29,680
27,822	Loan 747486037LE01	8.15	6/1/2027	25,639
6,080	Loan 751931366LE02	8.15	6/1/2027	5,526
24,805	Loan 197880824LE01	10.15	6/28/2027	25,702
25,238	Loan 686868827LE01	8.15	7/1/2027	29,690
28,673	Loan 767581467LE01	8.15	7/1/2027	29,020
26,297	Loan 761748265LE01	8.15	7/2/2027	24,830
28,393	Loan 877873733LE01	8.15	7/27/2027	26,935
5,987	Loan 275614424PC01	7.00	11/25/2027	5,998
5,158	Loan 269915116PC00	7.00	8/7/2036	5,909
197	Loan 022780558PC00	7.00	9/26/2036	202
5,712	Loan 275614424PC00	7.00	9/26/2036	5,691
7,855	Loan 269915116PC00	7.00	8/7/2037	8,551
27,265	Loan 460749625LE02	8.15	04/01/2026	22,168

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 11.45% (Continued)
$ 27,083	Loan 546592425LE01	8.15	06/01/2026	$ 25,819
28,199	Loan 681914716LE01	8.15	06/01/2026	26,605
26,237	Loan 993762005LE01	8.15	06/01/2026	25,806
27,444	Loan 166661885LE01	8.15	06/24/2026	25,858
21,615	Loan 554388245LE01	8.15	07/01/2026	19,290
28,094	Loan 630165548LE01	8.15	11/02/2024	36,159
23,809	Loan 045677885LE01	8.15	11/03/2026	27,291
28,065	Loan 080025736LE01	8.15	11/07/2026	25,467
28,201	Loan 051665215LE01	8.15	11/08/2026	27,670
28,692	Loan 529929316LE01	10.15	11/08/2026	34,253
20,890	Loan 729123506LE02	8.15	11/09/2024	16,979
12,156	Loan 407192753LE02	8.15	11/09/2025	13,129
20,648	Loan 697999805LE01	8.15	11/11/2025	23,795
26,654	Loan 753769368LE01	8.15	11/12/2026	28,736
19,180	Loan 421007195LE01	8.15	11/15/2026	16,099
15,006	Loan 891986118LE02	8.16	11/17/2025	19,565
9,163	Loan 978072215LE01	8.15	11/22/2024	10,422
20,334	Loan 449331526LE02	8.15	11/22/2025	19,635
7,772	Loan 052733989LE01	8.15	11/27/2024	10,008
19,616	Loan 967177193LE02	8.15	12/12/2025	20,497
				4,073,248
	MEDICINE - OSTEOPATHIC - 3.26%
342	Loan 000196150LL01	6.15	6/14/2014	342
1,283	Loan 000207612LL01	7.15	6/28/2015	1,290
14,964	Loan 000175693CC01	15.15	8/28/2017	14,666
5,905	Loan 000193886CC01	9.90	8/28/2017	5,652
9,578	Loan 000193491CC01	15.15	9/5/2017	4,313
21,754	Loan 000193923CC01	9.15	9/5/2017	22,004
6,964	Loan 000161645CC01	15.15	9/11/2017	7,135
11,695	Loan 000166476CC01	12.24	9/18/2017	11,960
22,508	Loan 000096142CC01	9.93	10/9/2017	23,561
9,792	Loan 000178890CC01	13.36	10/9/2017	9,907
4,979	Loan 000193323CC01	15.15	10/9/2017	4,882
8,970	Loan 000194608CC01	11.93	10/16/2017	8,808
5,937	Loan 000181679CC01	11.93	10/30/2017	5,136
19,360	Loan 000164757CC01	12.05	11/6/2017	18,048
12,842	Loan 000177744CC01	10.74	11/13/2017	12,849
9,287	Loan 000193488CC01	15.15	11/13/2017	9,625
5,780	Loan 000185355CC01	9.25	11/20/2017	5,881

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC - 3.26% (Continued)
$ 18,124	Loan 000196522CC01	15.15	11/20/2017	$ 17,716
4,176	Loan 000190988CC01	9.78	12/11/2017	4,307
7,577	Loan 000194794CC01	12.50	12/14/2017	7,652
6,806	Loan 000184793CC01	9.67	1/23/2018	6,479
5,594	Loan 000193770CC01	15.15	1/23/2018	5,645
13,349	Loan 000195676CC01	10.37	1/23/2018	13,548
7,811	Loan 000186170CC01	15.15	3/10/2018	8,003
17,251	Loan 000160521CC01	14.86	4/11/2018	17,242
8,257	Loan 000194265CC01	14.64	4/11/2018	8,365
18,320	Loan 000160568CC01	9.15	4/25/2018	18,401
16,670	Loan 000166421CC01	9.44	4/25/2018	16,813
4,351	Loan 000196150CC01	15.15	5/7/2018	4,366
25,483	Loan 000206846CC01	11.67	5/7/2018	26,218
10,517	Loan 000193160CC01	15.15	6/21/2018	10,708
9,964	Loan 000195911CC01	15.15	6/21/2018	9,982
12,438	Loan 000206756CC01	13.97	6/21/2018	12,310
4,931	Loan 000207612CC01	9.80	6/21/2018	5,000
5,522	Loan 000207934CC01	14.67	6/21/2018	5,616
7,434	Loan 000208497CC01	15.15	6/21/2018	7,486
3,518	Loan 000208789CC01	15.15	6/28/2018	3,534
8,178	Loan 000182820CC01	11.47	8/8/2018	8,342
14,382	Loan 000194608CC01	9.15	8/8/2018	13,164
13,392	Loan 000208282CC01	10.69	8/8/2018	13,489
10,864	Loan 000207988CC01	9.15	9/5/2018	10,231
14,673	Loan 000208073CC01	15.15	9/5/2018	14,876
9,749	Loan 000208882CC01	15.15	9/12/2018	9,892
19,118	Loan 000206783CC01	9.97	9/19/2018	20,230
11,872	Loan 000171717CC01	15.15	9/26/2018	12,196
6,505	Loan 000210119CC01	9.15	10/31/2018	6,820
12,849	Loan 000196455TA01	9.23	10/26/2022	12,851
45,693	Loan 000194611CC01	9.94	1/8/2023	44,674
14,214	Loan 000193530LL01	9.40	6/21/2023	14,211
18,246	Loan 390416946LE01	8.15	11/9/2024	17,086
13,883	Loan 489425376LE01	8.15	11/9/2024	15,776
9,078	Loan 343448329LE02	8.15	11/17/2024	8,518
9,155	Loan 751909185LE03	8.15	11/17/2024	10,415
14,235	Loan 576305184LE01	8.15	11/25/2024	16,507
5,413	Loan 383379607LE02	8.15	11/9/2025	5,146
19,123	Loan 399681526LE02	8.15	11/10/2025	17,298

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC - 3.26% (Continued)
$ 24,680	Loan 852924108LE01	8.15	12/24/2025	$ 32,210
10,506	Loan 977855454LE02	10.15	2/19/2026	7,555
4,076	Loan 631711737LE02	8.15	2/28/2026	4,718
27,904	Loan 126966267LE01	8.15	5/21/2026	32,070
29,644	Loan 996193353LE02	8.15	5/22/2026	38,867
28,990	Loan 643687865LE01	8.15	6/26/2026	36,279
14,737	Loan 520836906LE02	8.15	11/10/2026	16,175
32,210	Loan 299174833LE02	10.15	11/16/2026	18,793
12,250	Loan 660307385LE02	8.15	11/18/2026	11,818
32,865	Loan 181172854LE02	10.15	12/1/2026	42,916
27,454	Loan 767463667LE01	8.15	12/1/2026	27,661
28,737	Loan 865798593LE02	8.15	12/1/2026	37,888
14,795	Loan 124974047LE02	8.15	12/2/2026	17,287
29,945	Loan 701058105LE02	8.15	12/8/2026	18,799
16,893	Loan 126672264LE01	10.15	1/2/2027	16,927
4,507	Loan 713293599LE02	10.15	1/21/2027	6,276
33,148	Loan 527587733LE01	10.15	6/2/2027	32,959
28,515	Loan 906101024LE01	8.15	6/24/2027	29,891
29,736	Loan 639626516LE01	8.15	05/27/2026	28,536
30,864	Loan 549194104LE02	10.15	06/01/2026	32,896
10,971	Loan 089138746LE01	8.15	11/09/2024	10,474
12,088	Loan 710822526LE02	8.15	11/10/2026	11,418
				1,159,586
	MEDICINE - VETERINARY - 0.83%
17,611	Loan 000193375CC01	11.65	10/2/2017	17,910
1,248	Loan 000171681CC01	12.40	11/6/2017	1,267
23,825	Loan 000181629CC01	11.94	1/8/2018	24,921
2,437	Loan 000183019CC01	15.15	1/23/2018	2,524
6,944	Loan 000174575CC01	10.68	1/29/2018	6,903
11,655	Loan 000197282CC01	9.41	1/29/2018	12,139
19,640	Loan 000176356CC01	13.59	3/10/2018	19,968
6,784	Loan 000184387LL01	8.65	4/25/2018	6,937
26,427	Loan 000197963CC01	15.15	6/21/2018	26,800
18,989	Loan 000208233CC01	15.15	7/25/2018	19,410
7,795	Loan 000209580CC01	14.02	7/25/2018	8,013
2,302	Loan 000202685CC01	15.15	8/22/2018	2,228
10,941	Loan 000198381CC01	11.96	9/5/2018	11,117
4,945	Loan 000210815CC01	15.15	10/31/2018	5,101

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - VETERINARY - 0.83% (Continued)
$ 3,333	Loan 863249665LE02	9.15	11/5/2024	$ 3,110
17,871	Loan 486360655LE02	9.15	11/12/2024	16,571
13,323	Loan 801513507LE01	9.15	12/15/2024	15,631
14,270	Loan 817157424LE01	9.15	5/14/2025	16,852
9,691	Loan 574707784LE01	9.15	7/22/2025	11,390
13,253	Loan 547368047LE01	11.15	12/14/2025	12,708
5,354	Loan 177782414LE02	9.15	2/28/2026	4,980
28,744	Loan 000188841PL01	5.90	11/6/2027	28,400
21,048	Loan 000191777PL01	5.90	12/11/2027	21,288
				296,168
	MS - 0.78%
276,234	Loan 000310020TA01	13.15	12/26/2028	276,229

	OTHER - 13.32%
5,187	Loan 000012822CC01	11.00	9/18/2017	5,778
18,996	Loan 000192453CC01	11.68	12/11/2017	18,986
24,152	Loan 000197935CC01	9.15	1/15/2018	25,559
352,138	Loan 000310016TA01	9.65	10/30/2019	352,148
314,477	Loan 000310013TA01	11.15	1/7/2020	314,699
342,368	Loan 000310008TA01	18.15	5/5/2021	342,375
523,333	Loan 000310006TA01	15.15	6/16/2022	523,421
552,176	Loan 000310007TA01	17.15	5/5/2024	552,184
18,701	Loan 923007159LE02	8.15	4/1/2025	23,248
10,025	Loan 868572295LE03	8.15	9/1/2025	11,006
8,578	Loan 868572295LE04	8.15	9/1/2025	8,906
19,375	Loan 444713664LE02	8.15	11/25/2025	17,808
8,537	Loan 071935187LE01	8.15	12/1/2025	9,592
5,658	Loan 445979404LE01	8.15	1/1/2026	5,661
30,725	Loan 592732004LE01	8.15	5/24/2026	36,637
32,080	Loan 869917386LE02	10.15	12/1/2026	35,554
20,478	Loan 786190783LE01*	8.15	12/6/2026	-
28,542	Loan 342554349LE02	8.15	12/24/2026	28,721
22,937	Loan 142171264LE01	8.15	12/25/2026	30,272
387,234	Loan 000310019TA01	11.15	12/26/2026	387,327
21,698	Loan 734570084LE01	8.15	12/26/2026	22,622
375,250	Loan 000310026TA01	13.15	4/17/2027	375,380
482,495	Loan 000310025TA01	11.65	10/26/2028	482,474
355,367	Loan 000310014TA01	13.65	8/29/2029	355,346

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	OTHER - 13.32% (Continued)
$ 390,282	Loan 000310010TA01	16.65	2/14/2031	$ 390,596
381,937	Loan 000310028TA01	16.15	2/19/2031	381,937
				4,738,237
	PHARMACY - 1.68%
6,519	Loan 000208382CC01	15.15	8/8/2018	6,514
7,976	Loan 000207280CC01	10.46	10/15/2018	8,069
545,998	Loan 000310009TA01	17.65	2/2/2024	546,020
32,945	Loan 000192777PL01	5.90	10/9/2027	36,522
				597,125
	PHD - 1.32%
24,211	Loan 000191786CC01	15.15	1/29/2018	24,567
16,691	Loan 000199691CC01	9.90	7/25/2018	17,175
428,318	Loan 000310004TA01	14.15	12/27/2022	428,327
				470,069
	PHYSICIANS ASSISTANT - 0.03%
10,566	Loan 000199313CC01	12.45	8/8/2018	10,846

	TOTAL CONSUMER NOTES (Cost - $26,955,442)			27,469,217

Shares				Value
	CLOSED- ENDED FUNDS - 4.74%
5,175	American Select Portfolio			52,268
2,010	BlackRock Income Trust, Inc.			13,125
512	BlackRock Credit Allocation Income Trust			7,005
1,000	Brookfield Total Return Fund, Inc.			24,440
3,800	DoubleLine Income Solutions Fund			83,410
2,500	Duff & Phelps Utility and Corporate Bond Trust, Inc.			26,128
35,940	Eaton Vance Limited Duration Income Fund			557,070
16,458	First Trust Aberdeen Global Opportunity Income Fund			234,209
6,523	First Trust Strategic High Income Fund II			104,818
3,200	Franklin Templeton Limited Duration Income Trust			42,464
2,013	Ivy High Income Opportunities Fund			37,361
2,000	Legg Mason BW Global Income Opportunities Fund, Inc.			35,180
55,000	MFS Intermediate Income Trust			292,600
2,841	Prudential Global Short Duration High Yield Fund, Inc.			50,314
13,068	Wells Fargo Advantage Income Opportunities Fund			124,406
	TOTAL CLOSED-ENDED FUNDS (Cost - $1,656,355)			1,684,798

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30,2014
Principal		Coupon (%) +	Maturity	Value #
	PRIVATE PLACEMENT - 13.37% ^
$ 124,000	LAOH2 Capital LLC - Promissory Note	19.00	3/14/2015	$ 124,000
481,059	LAOH2 Capital LLC - Promissory Note	20.00	3/15/2015	481,059
900,000	LAOH2 Capital LLC - Promissory Note	20.00	11/20/2014	900,000
500,000	LAOH2 Capital LLC - Promissory Note	20.00	10/10/2014	500,000
1,000,000	LAOH2 Capital LLC - Promissory Note	25.00	9/20/2014	1,000,000
625,000	LAOH2 Capital LLC - Promissory Note	29.56	6/4/2014	625,000
1,125,000	LAOH2 Capital LLC - Promissory Note	30.00	5/6/2014	1,125,000
	TOTAL PRIVATE PLACEMENT (Cost - $4,755,059)			4,755,059

	TOTAL INVESTMENTS - 95.32% (Cost - $33,366,856) (a)			33,909,074
	OTHER ASSETS LESS LIABILITIES - 4.68%			1,665,586
	NET ASSETS - 100.00%			35,574,660

	* Issuer in default on interest payment; non-interest producing security.
	+ Variable rate securities.
	# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
	^ Illiquid securities. Total illiquid securities represents 90.59% of net assets with a cost of $32,224,276 as of April 30, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,366,856 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		1,210,372
		Unrealized depreciation		(668,154)
		Net unrealized appreciation		542,218

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in Funds of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of   unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund managers anticipate that most all of the securities obtained by the Fund will be unlisted whole loans purchased in private transactions.  The Fund plans to carry these securities at a fair value equal to their cost, adjusted to fair value based upon delinquency status, and a discounted cash flow adjustment based on credit score change, yield curve change, and market spreads. Loan premiums and/or discounts will be accounted for as prescribed by GAAP.  At each day’s end, the Fund will adjust the valuation of the securities based on the individual performance of the loans or changes in other factors listed above. Credit score information and market spreads are updated once and twice per month, respectively.  Unlisted whole loans purchased or issued by the Fund carry variable interest rates (indexed to LIBOR or PRIME) which typically reset on a monthly or quarterly basis.  As a result, the impact of interest rate changes on security valuations is muted.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

The Fund invests in promissory notes which are not publicly traded and for which the Valuation Committee has established a methodology for fair value.  Based on their short-term duration and the credit history of the issuer, the Valuation Committee values the promissory notes at par.  The Valuation Committee meets on a regular basis to review the valuation methodology.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Consumer Notes	$ -	$ -	$ 27,469,217	$ 27,469,217
Closed-Ended	1,684,798		-	1,684,798
Private Placement	-	-	4,755,059	4,755,059
Totals:	$ 1,684,798	$ -	$ 32,224,276	$ 33,909,074

There were no transfers into or out of Level 1 and Level 2 during the current period presented.
It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Consumer Loans	Private Placements
Beginning Balance	$ 23,617,262	$ 4,150,000
Total realized gain (loss)	-	-
Appreciation (Depreciation)	(586,121)	-
Cost of Purchases	5,146,920	605,059
Paydowns	(658,522)	-
Accretion of Discount	(50,322)	-
Net transfers in/out of level 3	-	-
Ending Balance	$ 27,469,217	$ 4,755,059

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

Consumer Loans
Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable Input(s)
$ 27,469,217	Delinquency Analysis	Days Delinquent	0 to 180 days	2 days
	Yield Analysis	Credit Score Change	-550 to 550	2.86
	Payment Analysis	Prepayment Speed	6 CPR	6 CPR

Private Placements
Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable input(s)
$ 4,755,059	Credit Rating Review & Days to Maturity	Yield Impact	20% - 30%	25.36%

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Consumer Notes	Days Delinquent	Decrease	Increase
	Credit Score Change	Increase	Decrease
	Prepayment Spread	Decrease	Increase

	Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Private Placements	Yield Impact	Decrease	Increase

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

The Fund’s senior management contracted with Banker Resources and Solutions to create an initial asset valuation policy that would calculate the student loans’ market values based on the same approach used in the retail banking sector. Assets are impaired by a percentage that correlates to the probability a loan will be written off based on how many days delinquent the asset is. The impairment applied will be reviewed quarterly, and adjusted up or down, to ensure when applied it is appropriately matching the actual results the Fund is witnessing. The Fund overlays an additional model, that will incorporate proxies for market demand for similar risk assets as well as changes in the yield curve and credit rating of the underlying debtors. Additional enhancements to the valuation procedure will be considered quarterly to provide a more accurate reflection of the fair value.

Consumer Notes and Private Placement Notes held by the Fund are exempt from registration under the Securities Act of 1933, (the "1933 Act"). Private Placement Notes are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of January 31, 2014, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Maturity	Par	Cost	Value	Annualized Rate	% of Net Assets
LAOH2 Capital LLC - Promissory Note	4/9/2014	3/14/2015	$124,000	$124,000	$124,000	19.00%	0.35%
LAOH2 Capital LLC - Promissory Note	3/18/2014	3/15/2015	$481,059	$481,059	$481,059	20.00%	1.35%
LAOH2 Capital LLC - Promissory Note	11/12/2013	11/20/2014	$900,000	$900,000	$900,000	20.00%	2.53%
LAOH2 Capital LLC - Promissory Note	10/10/2013	10/10/2014	$500,000	$500,000	$500,000	20.00%	1.41%
LAOH2 Capital LLC - Promissory Note	9/12/2013	9/12/2014	$1,000,000	$1,000,000	$1,000,000	25.00%	2.81%
LAOH2 Capital LLC - Promissory Note	5/29/2013	6/4/2014	$625,000	$625,000	$625,000	29.56%	1.76%
LAOH2 Capital LLC - Promissory Note	4/12/2013	5/6/2014	$1,125,000	$1,125,000	$1,125,000	30.00%	3.16%

LAOH2 Capital LLC is a domestic limited liability company. The investments in the promissory notes LAOH2 Capital LLC are participations in factoring transactions which finance the accounts receivable from San Miguel Corporation (“San Miguel”) and JG Summit Holdings, Inc (“JG Summit”).  San Miguel is a company based in the Philippines and Southeast Asia's largest publicly listed food, beverage and packaging company, to various suppliers of San Miguel. JG Summit is one of the leading companies in the Philippines with business interests in Air Transportation, Banking, Food Manufacturing, Petrochemicals, Real Estate, Hotels & Property Development, and Telecommunications.  The Adviser views San Miguel & JG Summit as the ultimate credit risk on these promissory notes.  The proceeds of the promissory notes pre-fund the suppliers that San Miguel & JG Summit uses to produce its end products and is paid back by the suppliers in-kind at an agreed upon interest rate and date.

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2014

In that San Miguel & JG Summit are emerging markets companies, the Fund is exposed to risk factors relative to investments in emerging market countries. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

LAOH2 may convert the outstanding principal and interest then due under each Note to a Capital Contribution, in the equity classes noted above, by the holder of the Note and thereupon the holder of the Note shall be a Member of the specified Class, the Note shall be of no further force or effect and the Class Percentage Interest of the Note holder and each other Class Member shall be adjusted so that the Class Percentage Interest of each is the same as the percentage each Member’s total Class Capital Contributions bears to the Class Capital Contributions of all Class Members.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  GL Beyond Income

By (Signature and Title)

/s/ Daniel J. Thibeault

       Daniel J. Thibeault, President

Date       6/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Daniel J. Thibeault

        Daniel J. Thibeault, President

Date      6/26/14

By (Signature and Title)

/s/ Frank Luisi

       Jay Bosse, Treasurer

Date      6/26/14